UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2013

Date of reporting period:	July 31, 2013

Item 1. Schedule of Investments:

Putnam Absolute Return 500 Fund

The fund's portfolio
7/31/13 (Unaudited)

COMMON STOCKS (30.0%)(a)
			Shares	Value

Basic materials (0.7%)

Bemis Co., Inc.			13,600	$560,184

International Flavors & Fragrances, Inc.			9,581	772,995

Packaging Corp. of America			14,200	763,818

PPG Industries, Inc.			11,299	1,812,812

Sherwin-Williams Co. (The)			8,180	1,424,711

Sigma-Aldrich Corp.			5,700	476,292

				5,810,812
Capital goods (1.1%)

Ball Corp.			17,942	803,622

Boeing Co. (The)			12,200	1,282,220

General Dynamics Corp.			16,400	1,399,576

Lockheed Martin Corp.			7,980	958,558

Northrop Grumman Corp.			13,594	1,251,464

Raytheon Co.			18,134	1,302,747

Rockwell Collins, Inc.			6,900	491,073

Roper Industries, Inc.			5,864	738,629

United Technologies Corp.			11,200	1,182,384

				9,410,273
Communication services (0.9%)

AT&T, Inc.			53,100	1,872,837

CenturyLink, Inc.			22,500	806,625

IAC/InterActiveCorp.			20,297	1,027,231

SBA Communications Corp. Class A(NON)			5,800	429,722

Verizon Communications, Inc.			66,696	3,300,118

				7,436,533
Conglomerates (2.0%)

3M Co.			30,100	3,534,643

Danaher Corp.			28,800	1,939,392

General Electric Co.			51,300	1,250,181

Marubeni Corp. (Japan)			474,000	3,301,685

Mitsubishi Corp. (Japan)			176,700	3,228,642

Mitsui & Co., Ltd. (Japan)			226,900	3,047,426

				16,301,969
Consumer cyclicals (4.6%)

Advance Auto Parts, Inc.			5,599	461,862

Amazon.com, Inc.(NON)			12,617	3,800,493

AutoZone, Inc.(NON)			2,410	1,081,078

Dillards, Inc. Class A			7,900	666,997

Dollar General Corp.(NON)			12,700	694,309

Dollar Tree, Inc.(NON)			15,384	825,352

Ecolab, Inc.			23,172	2,135,068

Equifax, Inc.			7,864	497,241

Home Depot, Inc. (The)			51,100	4,038,433

Kimberly-Clark Corp.			24,419	2,412,597

Macy's, Inc.			10,000	483,400

MasterCard, Inc. Class A			6,400	3,907,904

McGraw-Hill Cos., Inc. (The)			16,613	1,027,680

MSC Industrial Direct Co., Inc. Class A			3,699	299,434

O'Reilly Automotive, Inc.(NON)			7,700	964,502

Omnicom Group, Inc.			16,952	1,089,505

Paychex, Inc.			39,100	1,542,104

PetSmart, Inc.			7,735	566,357

Priceline.com, Inc.(NON)			2,617	2,291,628

Ross Stores, Inc.			13,100	883,857

Scripps Networks Interactive Class A			6,800	481,236

Target Corp.			31,238	2,225,708

Time Warner, Inc.			44,700	2,783,022

Towers Watson & Co. Class A			4,600	387,458

Tractor Supply Co.			5,400	654,102

Verisk Analytics, Inc. Class A(NON)			9,409	605,563

Viacom, Inc. Class B			26,949	1,961,079

Wal-Mart Stores, Inc.			2,600	202,644

				38,970,613
Consumer staples (3.5%)

Altria Group, Inc.			63,600	2,229,816

Church & Dwight Co., Inc.			10,000	637,000

Coca-Cola Co. (The)			13,400	537,072

Colgate-Palmolive Co.			38,200	2,287,034

Dunkin' Brands Group, Inc.			7,300	315,360

General Mills, Inc.			43,400	2,256,800

Hershey Co. (The)			13,700	1,299,719

ITOCHU Corp. (Japan)			321,000	3,822,756

JM Smucker Co. (The)			6,400	720,128

Kellogg Co.			20,200	1,338,048

Kraft Foods Group, Inc.			12,500	707,250

McDonald's Corp.			10,600	1,039,648

Panera Bread Co. Class A(NON)			2,444	408,270

PepsiCo, Inc.			22,600	1,888,004

Philip Morris International, Inc.			17,294	1,542,279

Procter & Gamble Co. (The)			16,000	1,284,800

Reynolds American, Inc.			26,900	1,329,667

Starbucks Corp.			35,708	2,543,838

Sumitomo Corp. (Japan)			264,600	3,545,656

				29,733,145
Energy (2.5%)

Chevron Corp.			46,645	5,872,139

ConocoPhillips			23,100	1,498,266

Diamond Offshore Drilling, Inc.			7,900	532,776

EQT Corp.			9,800	847,700

Exxon Mobil Corp.			87,102	8,165,813

Noble Energy, Inc.			10,900	681,141

Oceaneering International, Inc.			9,100	737,919

Phillips 66			24,900	1,531,350

Spectra Energy Corp.			31,506	1,133,901

				21,001,005
Financials (4.4%)

Alleghany Corp.(NON)			2,900	1,171,252

Allied World Assurance Co. Holdings AG			7,382	698,706

American Express Co.			19,700	1,453,269

Arch Capital Group, Ltd.(NON)			12,300	666,045

Arthur J Gallagher & Co.			21,300	945,294

Bank of Hawaii Corp.			28,019	1,558,977

Berkshire Hathaway, Inc. Class B(NON)			7,238	838,667

BlackRock, Inc.			3,500	986,860

Chubb Corp. (The)			21,699	1,876,964

Cullen/Frost Bankers, Inc.			29,600	2,132,384

Discover Financial Services			55,300	2,737,903

Essex Property Trust, Inc.(R)			2,600	419,354

Everest Re Group, Ltd.			8,836	1,179,871

Federal Realty Investment Trust(R)			3,997	421,004

Health Care REIT, Inc.(R)			13,900	896,411

IntercontinentalExchange, Inc.(NON)			9,300	1,696,785

JPMorgan Chase & Co.			17,000	947,410

Northern Trust Corp.			27,000	1,580,580

PartnerRe, Ltd.			11,100	993,894

People's United Financial, Inc.			166,197	2,492,955

Public Storage(R)			7,400	1,178,228

Rayonier, Inc.(R)			8,211	479,851

RenaissanceRe Holdings, Ltd.			9,662	840,304

Simon Property Group, Inc.(R)			13,300	2,128,798

T. Rowe Price Group, Inc.			28,400	2,136,816

Tanger Factory Outlet Centers(R)			7,000	227,010

Validus Holdings, Ltd.			19,848	703,215

Visa, Inc. Class A			16,500	2,920,665

Wells Fargo & Co.			21,700	943,950

				37,253,422
Health care (3.6%)

Abbott Laboratories			39,065	1,430,951

AbbVie, Inc.			39,865	1,813,060

AmerisourceBergen Corp.			26,089	1,520,206

Amgen, Inc.			20,500	2,219,945

Becton, Dickinson and Co.			10,300	1,068,316

Bristol-Myers Squibb Co.			45,400	1,963,096

C.R. Bard, Inc.			9,227	1,057,414

Cardinal Health, Inc.			33,374	1,671,704

Eli Lilly & Co.			27,699	1,471,094

Henry Schein, Inc.(NON)			10,300	1,069,449

Johnson & Johnson			16,300	1,524,050

McKesson Corp.			20,613	2,528,391

Merck & Co., Inc.			73,200	3,526,044

Perrigo Co.			3,299	410,363

Pfizer, Inc.			170,300	4,977,869

Quest Diagnostics, Inc.			16,600	967,946

Ventas, Inc.(R)			15,300	1,005,822

				30,225,720
Technology (5.3%)

Analog Devices, Inc.			26,458	1,305,967

Apple, Inc.			42,359	19,167,452

Avago Technologies, Ltd.			27,132	995,202

Google, Inc. Class A(NON)			4,068	3,610,757

Harris Corp.			9,500	542,165

Honeywell International, Inc.			35,300	2,929,194

IBM Corp.			27,819	5,425,818

Intuit, Inc.			27,845	1,779,852

L-3 Communications Holdings, Inc.			6,341	590,664

Linear Technology Corp.			26,800	1,087,008

Maxim Integrated Products, Inc.			32,600	932,360

Microsoft Corp.			48,619	1,547,543

Motorola Solutions, Inc.			22,500	1,233,675

Texas Instruments, Inc.			61,100	2,395,120

Xilinx, Inc.			28,300	1,321,327

				44,864,104
Transportation (0.6%)

C.H. Robinson Worldwide, Inc.			10,200	608,124

Copa Holdings SA Class A (Panama)			2,797	389,258

J. B. Hunt Transport Services, Inc.			6,521	488,619

Southwest Airlines Co.			48,727	673,894

United Parcel Service, Inc. Class B			32,686	2,837,145

				4,997,040
Utilities and power (0.8%)

Consolidated Edison, Inc.			32,100	1,922,790

DTE Energy Co.			25,892	1,830,564

Kinder Morgan, Inc.			24,400	921,344

Pinnacle West Capital Corp.			15,623	920,195

SCANA Corp.			21,100	1,095,301

				6,690,194

Total common stocks (cost $196,389,943)				$252,694,830

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (15.3%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (0.8%)

Government National Mortgage Association Pass-Through Certificates 4s, TBA, September 1, 2043			$6,000,000	$6,240,000

				6,240,000
U.S. Government Agency Mortgage Obligations (14.5%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
4s, with due dates from August 1, 2042 to June 1, 2043			2,115,918	2,178,487
3 1/2s, with due dates from August 1, 2042 to April 1, 2043			4,832,594	4,868,246

Federal National Mortgage Association Pass-Through Certificates
5 1/2s, TBA, August 1, 2043			3,000,000	3,267,188
4s, TBA, September 1, 2043			26,000,000	26,921,172
4s, TBA, August 1, 2043			35,000,000	36,348,046
3 1/2s, with due dates from November 1, 2042 to June 1, 2043			14,873,120	14,916,371
3 1/2s, June 1, 2043(FWC)			995,860	1,006,480
3 1/2s, TBA, August 1, 2043			21,000,000	21,165,703
3s, TBA, August 1, 2043			12,000,000	11,633,437

				122,305,130

Total U.S. government and agency mortgage obligations (cost $128,893,018)				$128,545,130

CORPORATE BONDS AND NOTES (12.6%)(a)
			Principal amount	Value

Basic materials (0.4%)

Alcoa, Inc. sr. unsec. unsub. notes 5.55s, 2017			$339,000	$362,197

ArcelorMittal sr. unsec. unsub. notes 6 1/8s, 2018 (France)			339,000	355,950

BHP Billiton Finance USA, Ltd. company guaranty sr. unsec. unsub. notes 5 1/2s, 2014 (Australia)			339,000	350,375

Cemex Finance, LLC 144A company guaranty sr. bonds 9 1/2s, 2016 (Mexico)			1,000,000	1,065,000

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec. notes 9s, 2019 (Australia)			445,000	580,355

SGL Carbon SE company guaranty sr. sub. FRN notes Ser. EMTN, 1.453s, 2015 (Germany)		EUR	100,000	129,482

US Coatings Acquisition, Inc./Flash Dutch 2 BV 144A company guaranty sr. notes 5 3/4s, 2021 (Netherlands)		EUR	100,000	133,668

Vale Overseas, Ltd. company guaranty sr. unsec. unsub. notes 6 1/4s, 2017 (Brazil)			$395,000	442,617

				3,419,644
Capital goods (0.3%)

Boeing Capital Corp. sr. unsec. unsub. notes 4.7s, 2019			200,000	225,408

Boeing Co. (The) sr. unsec. unsub. notes 3 1/2s, 2015			252,000	263,496

Caterpillar Financial Services Corp. sr. unsec. notes 6 1/8s, 2014			616,000	635,047

Deere & Co. sr. unsec. notes 6.95s, 2014			252,000	263,797

General Cable Corp. company guaranty sr. unsec. unsub. FRN notes 2.649s, 2015			85,000	83,725

KION Finance SA 144A sr. notes 6 3/4s, 2020 (Luxembourg)		EUR	145,000	209,455

Schaeffler Holding Finance BV 144A sr. notes 6 7/8s, 2018 (Netherlands)		EUR	220,000	297,799

United Technologies Corp. sr. unsec. unsub. notes 4 7/8s, 2015			$452,000	485,791

				2,464,518
Communication services (2.0%)

America Movil SAB de CV company guaranty unsec. unsub. notes 5 1/2s, 2014 (Mexico)			339,000	347,475

AT&T, Inc. sr. unsec. unsub. notes 2 1/2s, 2015			2,579,000	2,663,896

Cellco Partnership/Verizon Wireless Capital, LLC sr. unsec. unsub. notes 5.55s, 2014			452,000	462,450

Comcast Corp. company guaranty sr. unsec. unsub. notes 2.85s, 2023			1,265,000	1,201,961

Crown Castle International Corp. sr. unsec. notes 5 1/4s, 2023			840,000	808,500

Deutsche Telekom International Finance BV company guaranty sr. unsec. unsub. notes 5 3/4s, 2016 (Netherlands)			452,000	501,464

DISH DBS Corp. 144A sr. unsec. notes 4 1/4s, 2018			1,500,000	1,473,750

Intelsat Luxembourg SA 144A sr. unsec. notes 6 3/4s, 2018 (Luxembourg)			700,000	731,500

Lynx I Corp. 144A sr. notes 6s, 2021		GBP	530,000	826,419

MetroPCS Wireless, Inc. 144A company guaranty sr. unsec. unsub. notes 6 1/4s, 2021			$500,000	510,000

NII Capital Corp. company guaranty sr. unsec. unsub. notes 10s, 2016 (Mexico)			245,000	245,613

Qwest Corp. sr. unsec. unsub. notes 6 1/2s, 2017			510,000	577,108

Sprint Nextel Corp. sr. unsec. notes 6s, 2016			265,000	281,563

Telefonica Emisiones SAU company guaranty notes 6.421s, 2016 (Spain)			250,000	275,091

Telefonica Emisiones SAU company guaranty sr. unsec. notes 4.949s, 2015 (Spain)			315,000	328,346

Telenet Finance V Luxembourg SCA 144A bonds 6 3/4s, 2024 (Luxembourg)		EUR	130,000	179,889

Telenet Finance V Luxembourg SCA 144A bonds 6 1/4s, 2022 (Luxembourg)		EUR	185,000	253,289

Time Warner Cable, Inc. company guaranty sr. unsec. notes 5.85s, 2017			$955,000	1,043,064

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 144A company guaranty sr. notes 7 1/2s, 2019 (Germany)			560,000	607,084

Verizon Communications, Inc. sr. unsec. notes 5.55s, 2016			1,459,000	1,616,719

Vodafone Group PLC sr. unsec. unsub. notes 5 5/8s, 2017 (United Kingdom)			508,000	569,289

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. company guaranty sr. unsec. notes 10 1/4s, 2019			1,110,000	1,221,000

Wind Acquisition Finance SA 144A company guaranty sr. notes 7 1/4s, 2018 (Luxembourg)			335,000	345,050

				17,070,520
Consumer cyclicals (0.8%)

Caesars Entertainment Operating Co., Inc. sr. notes 11 1/4s, 2017			530,000	550,869

Daimler Finance North America, LLC company guaranty 6 1/2s, 2013			282,000	286,568

Home Depot, Inc. (The) sr. unsec. unsub. notes 5.4s, 2016			282,000	313,845

ISS Holdings A/S sr. sub. notes Ser. REGS, 8 7/8s, 2016 (Denmark)		EUR	407,574	555,771

News America, Inc. company guaranty sr. unsec. notes 4 1/2s, 2021			$452,000	484,361

Owens Corning company guaranty sr. unsec. notes 9s, 2019			36,000	44,190

Realogy Corp. 144A company guaranty sr. notes 7 5/8s, 2020			200,000	223,500

RSI Home Products, Inc. 144A company guaranty notes 6 7/8s, 2018			475,000	489,250

Target Corp. sr. unsec. notes 5 3/8s, 2017			452,000	515,597

Time Warner, Inc. company guaranty sr. unsec. notes 5 7/8s, 2016			729,000	831,990

Travelport, LLC/Travelport Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 13 7/8s, 2016(PIK)			71,875	74,750

TRW Automotive, Inc. 144A company guaranty sr. unsec. unsub. notes 7s, 2014			1,000,000	1,032,500

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 3.2s, 2014			1,068,000	1,091,542

				6,494,733
Consumer staples (0.9%)

Altria Group, Inc. company guaranty sr. unsec. notes 4 1/8s, 2015			663,000	707,966

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 4 1/8s, 2015			616,000	647,099

Coca-Cola Co. (The) sr. unsec. notes 1.8s, 2016			282,000	289,105

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016			260,000	295,750

CVS Corp. sr. unsec. notes 5 3/4s, 2017			193,000	222,645

Diageo Capital PLC company guaranty sr. unsec. unsub. notes 5 3/4s, 2017 (United Kingdom)			339,000	391,766

Hawk Acquisition Sub, Inc. 144A sr. notes 4 1/4s, 2020			895,000	859,200

Hertz Holdings Netherlands BV 144A sr. bonds 8 1/2s, 2015 (Netherlands)		EUR	500,000	693,445

Kroger Co. (The) company guaranty sr. unsec. unsub. notes 6.4s, 2017			$282,000	326,925

Mondelez International, Inc. sr. unsec. unsub. notes 4 1/8s, 2016			1,068,000	1,144,544

PepsiCo, Inc. sr. unsec. unsub. notes 3.1s, 2015			786,000	814,692

Philip Morris International, Inc. sr. unsec. unsub. notes 5.65s, 2018			339,000	395,281

Procter & Gamble Co. (The) sr. unsec. notes 3 1/2s, 2015			452,000	472,407

				7,260,825
Energy (1.2%)

Anadarko Petroleum Corp. sr. notes 5.95s, 2016			285,000	322,212

BP Capital Markets PLC company guaranty sr. unsec. notes 3 7/8s, 2015 (United Kingdom)			252,000	264,979

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 4 1/2s, 2020 (United Kingdom)			200,000	216,992

Chesapeake Energy Corp. company guaranty sr. unsec. notes 9 1/2s, 2015			435,000	481,763

Comstock Resources, Inc. company guaranty sr. unsub. notes 8 3/8s, 2017			560,000	583,800

ConocoPhillips company guaranty sr. unsec. notes 4.6s, 2015			899,000	951,190

EnCana Holdings Finance Corp. company guaranty sr. unsec. unsub. notes 5.8s, 2014 (Canada)			395,000	409,729

FTS International Services, LLC/FTS International Bonds, Inc. 144A company guaranty sr. unsec. unsub. notes 8 1/8s, 2018			661,000	720,490

Gazprom Via OAO White Nights Finance BV notes 10 1/2s, 2014 (Russia)			500,000	527,855

Hercules Offshore, Inc. 144A company guaranty sr. notes 7 1/8s, 2017			100,000	105,000

Peabody Energy Corp. company guaranty sr. unsec. notes 7 3/8s, 2016			65,000	72,475

Petroleos de Venezuela SA sr. unsec. notes 4.9s, 2014 (Venezuela)			2,295,000	2,167,490

Shell International Finance BV company guaranty sr. unsec. notes 3.1s, 2015 (Netherlands)			786,000	822,992

Whiting Petroleum Corp. company guaranty notes 7s, 2014			125,000	127,500

WPX Energy, Inc. sr. unsec. unsub. notes 5 1/4s, 2017			2,000,000	2,115,000

XTO Energy, Inc. sr. unsec. unsub. notes 6 1/4s, 2017			339,000	398,655

				10,288,122
Financials (4.2%)

Air Lease Corp. sr. unsec. notes 4 1/2s, 2016			1,000,000	1,017,500

Allstate Corp. (The) sr. unsec. unsub. notes 5s, 2014			339,000	353,941

American Express Credit Corp. sr. unsec. unsub. notes 5 1/8s, 2014			1,012,000	1,059,570

American International Group, Inc. sr. unsec. notes Ser. MTN, 5.45s, 2017			565,000	628,264

Bank of America Corp. sr. unsec. notes 5 3/4s, 2017			3,585,000	4,041,951

Bank of New York Mellon Corp. (The) sr. unsec. unsub. notes 1.969s, 2017			450,000	450,901

Barclays Bank PLC sr. unsec. unsub. notes 5.2s, 2014 (United Kingdom)			616,000	641,324

BB&T Corp. unsec. sub. notes 5.2s, 2015			339,000	370,184

Berkshire Hathaway Finance Corp. company guaranty sr. unsec. unsub. notes 1.3s, 2018			1,233,000	1,201,292

Capital One Financial Corp. 144A sr. unsec. notes 3 1/2s, 2023			497,000	470,922

CIT Group, Inc. sr. unsec. unsub. notes 5 1/4s, 2018			900,000	956,250

Citigroup, Inc. sr. unsec. notes 8 1/2s, 2019			380,000	484,813

Credit Suisse of New York sr. unsec. notes 5 1/2s, 2014			1,402,000	1,453,172

Deutsche Bank AG London sr. unsec. notes 6s, 2017 (United Kingdom)			616,000	711,076

E*Trade Financial Corp. sr. notes 6 3/4s, 2016			980,000	1,036,350

E*Trade Financial Corp. sr. unsec. unsub. notes 6 3/8s, 2019			90,000	95,625

General Electric Capital Corp. sr. unsec. unsub. notes 6s, 2019			3,535,000	4,119,926

Goldman Sachs Group, Inc. (The) sr. unsec. notes 6 1/4s, 2017			2,748,000	3,134,135

Hartford Financial Services Group, Inc. (The) jr. unsec. sub. debs. FRB bonds 8 1/8s, 2038			530,000	605,525

HSBC Finance Corp. sr. unsec. sub. notes 6.676s, 2021			740,000	836,722

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 7 3/4s, 2016			300,000	311,625

JPMorgan Chase & Co. sr. unsec. unsub. notes 3.7s, 2015			3,031,000	3,151,025

Metropolitan Life Global Funding I 144A notes 3s, 2023			450,000	428,797

PNC Funding Corp. bank guaranty sr. unsec. notes 3 5/8s, 2015			283,000	295,098

Prudential Financial, Inc. sr. disc. unsec. unsub. notes Ser. MTN, 4 3/4s, 2015			565,000	610,390

Simon Property Group LP sr. unsec. unsub. notes 3 3/8s, 2022(R)			395,000	392,995

SLM Corp. sr. unsec. unsub. notes Ser. MTN, 8.45s, 2018			395,000	454,297

UBS AG/Stamford CT sr. unsec. notes Ser. DPNT, 3 7/8s, 2015			300,000	312,962

US Bancorp sr. unsec. unsub. notes 2.45s, 2015			452,000	467,225

Vnesheconombank Via VEB Finance PLC 144A bank guaranty, sr. unsec. unsub. bonds 6.8s, 2025 (Russia)			250,000	270,000

VTB Bank OJSC Via VTB Capital SA sr. unsec. notes Ser. REGS, 6 1/4s, 2035 (Russia)			500,000	528,750

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 7/8s, 2018 (Russia)			1,600,000	1,716,000

Wells Fargo & Co. sr. unsec. unsub. notes 5 5/8s, 2017			2,301,000	2,640,446

Westpac Banking Corp. sr. unsec. unsub. notes 3s, 2015 (Australia)			395,000	412,514

				35,661,567
Health care (1.2%)

Amgen, Inc. sr. unsec. notes 5.85s, 2017			339,000	387,576

AstraZeneca PLC sr. unsub. notes 5.9s, 2017 (United Kingdom)			339,000	394,986

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2018			2,000,000	2,040,000

CIGNA Corp. sr. unsec. unsub. notes 4 1/2s, 2021			305,000	326,830

ConvaTec Healthcare E SA 144A sr. notes 7 3/8s, 2017 (Luxembourg)		EUR	415,000	588,771

Fresenius US Finance II, Inc. 144A sr. unsec. notes 9s, 2015			$235,000	260,850

GlaxoSmith Kline Capital, Inc. company guaranty sr. unsec. unsub. notes 4 3/8s, 2014			452,000	464,513

HCA, Inc. sr. notes 6 1/2s, 2020			610,000	671,000

Health Net, Inc. sr. unsec. bonds 6 3/8s, 2017			1,240,000	1,295,800

Merck & Co., Inc. sr. unsec. notes 4s, 2015			508,000	541,038

Novartis Capital Corp. company guaranty sr. unsec. notes 2.9s, 2015			452,000	470,874

Pfizer, Inc. sr. unsec. notes 5.35s, 2015			1,068,000	1,147,614

Rottapharm Ltd. 144A sr. unsec. notes 6 1/8s, 2019 (Ireland)		EUR	270,000	367,995

Service Corp. International/US sr. notes 7s, 2017			$170,000	188,275

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018			665,000	713,213

UnitedHealth Group, Inc. sr. unsec. notes 6s, 2018			339,000	398,040

WellPoint, Inc. unsec. unsub. notes 5 1/4s, 2016			157,000	172,448

				10,429,823
Technology (0.4%)

Ceridian Corp. sr. unsec. notes 11 1/4s, 2015			550,000	559,625

Cisco Systems, Inc. sr. unsec. unsub. notes 5 1/2s, 2016			508,000	568,141

Hewlett-Packard Co. sr. unsec. notes 6 1/8s, 2014			452,000	465,343

IBM Corp. sr. unsec. notes 5.7s, 2017			673,000	779,627

Oracle Corp. sr. unsec. notes 5 1/4s, 2016			616,000	682,292

Xerox Corp. sr. unsec. unsub. notes 4 1/4s, 2015			395,000	413,053

				3,468,081
Transportation (0.1%)

United Parcel Service, Inc. sr. unsec. unsub. notes 3 7/8s, 2014			339,000	346,615

				346,615
Utilities and power (1.1%)

AES Corp. (VA) sr. unsec. unsub. notes 9 3/4s, 2016			210,000	245,700

AES Corp. (VA) sr. unsec. unsub. notes 8s, 2017			1,035,000	1,200,600

Appalachian Power Co. sr. unsec. unsub. notes 7s, 2038			189,000	231,268

Carolina Power & Light Co. 1st mtge. bonds 5.3s, 2019			280,000	323,818

Consolidated Edison Co. of New York sr. unsec. notes 7 1/8s, 2018			157,000	196,513

Dominion Resources, Inc. sr. unsec. unsub. notes Ser. 07-A, 6s, 2017			880,000	1,023,304

Duke Energy Carolinas, LLC sr. unsec. unsub. notes 6.3s, 2014			880,000	903,999

El Paso Corp. sr. unsec. notes 7s, 2017			225,000	250,692

Electricite de France SA 144A unsec. sub. FRN notes 5 1/4s, perpetual maturity (France)			625,000	601,563

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. bonds Ser. L, 6.3s, 2017			395,000	462,193

Exelon Corp. sr. unsec. notes 4.9s, 2015			827,000	882,997

FirstEnergy Corp. sr. unsec. unsub. notes Ser. C, 7 3/8s, 2031			220,000	221,951

FPL Group Capital, Inc. company guaranty sr. unsec. notes 7 7/8s, 2015			282,000	325,621

Kinder Morgan Energy Partners LP notes 6s, 2017			452,000	513,760

National Rural Utilities Cooperative Finance Corp. sr. bonds 10 3/8s, 2018			226,000	311,642

Pacific Gas & Electric Co. sr. notes 8 1/4s, 2018			315,000	408,318

Southern Power Co. sr. unsec. notes Ser. D, 4 7/8s, 2015			339,000	364,171

Texas-New Mexico Power Co. 144A 1st mtge. bonds Ser. A, 9 1/2s, 2019			275,000	363,039

TransCanada Pipelines, Ltd. sr. unsec. unsub. notes 6 1/2s, 2018 (Canada)			395,000	475,188

				9,306,337

Total corporate bonds and notes (cost $102,729,295)				$106,210,785

MORTGAGE-BACKED SECURITIES (12.3%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (4.6%)

Federal Home Loan Mortgage Corp.
IFB Ser. 2990, Class LB, 16.457s, 2034			$181,058	$238,743
IFB Ser. 3859, Class SG, IO, 6.509s, 2039			692,254	103,942
IFB Ser. 3860, Class SP, IO, 6.409s, 2040			1,198,206	183,601
IFB Ser. 3856, Class PS, IO, 6.409s, 2040			914,905	113,114
IFB Ser. 3861, Class PS, IO, 6.409s, 2037			1,054,361	158,755
IFB Ser. 3708, Class SQ, IO, 6.359s, 2040			4,706,878	810,524
IFB Ser. 3907, Class KS, IO, 6.359s, 2040			2,050,122	347,328
IFB Ser. 3708, Class SA, IO, 6.259s, 2040			7,679,307	1,239,440
IFB Ser. 3934, Class SA, IO, 6.209s, 2041			1,212,067	233,456
IFB Ser. 3232, Class KS, IO, 6.109s, 2036			1,252,920	129,990
IFB Ser. 3116, Class AS, IO, 5.909s, 2034			1,246,741	97,281
IFB Ser. 3964, Class SA, IO, 5.809s, 2041			5,975,529	867,826
IFB Ser. 3852, Class NT, 5.809s, 2041			3,117,051	3,058,949
IFB Ser. 3752, Class PS, IO, 5.809s, 2040			2,183,583	335,398
IFB Ser. 308, Class S1, IO, 5.751s, 2043			3,210,000	727,386
Ser. 3632, Class CI, IO, 5s, 2038			250,886	19,587
Ser. 3626, Class DI, IO, 5s, 2037			95,008	2,842
Ser. 304, Class C27, IO, 4 1/2s, 2042			2,360,187	423,465
Ser. 4122, Class TI, IO, 4 1/2s, 2042			2,120,879	394,696
Ser. 3747, Class HI, IO, 4 1/2s, 2037			308,125	36,084
Ser. 4116, Class MI, IO, 4s, 2042			4,338,662	761,111
Ser. 3751, Class MI, IO, 4s, 2034			70,603	1,219
Ser. 304, Class C53, IO, 4s, 2032			2,605,392	387,213
Ser. 4245, Class AS, IO, 3 1/2s, 2043(FWC)			4,232,000	925,750
Ser. BC-4604, Class SA, IO, 3 1/2s, 2043(FWC)			3,858,000	829,470
Ser. 304, IO, 3 1/2s, 2027			2,058,248	238,592
Ser. 304, Class C37, IO, 3 1/2s, 2027			1,517,095	177,622
Ser. 4158, Class TI, IO, 3s, 2042			6,158,247	869,852
Ser. 4165, Class TI, IO, 3s, 2042			5,319,032	740,409
Ser. 4183, Class MI, IO, 3s, 2042			2,119,056	290,099
Ser. T-8, Class A9, IO, 0.468s, 2028			282,084	2,997
Ser. T-59, Class 1AX, IO, 0.275s, 2043			653,789	8,249
Ser. T-48, Class A2, IO, 0.212s, 2033			961,698	9,504
Ser. 3206, Class EO, PO, zero %, 2036			75,361	66,406
Ser. 3175, Class MO, PO, zero %, 2036			62,295	54,319
FRB Ser. T-54, Class 2A, IO, zero %, 2043			390,585	61

Federal National Mortgage Association
IFB Ser. 05-74, Class NK, 26.55s, 2035			89,653	147,244
IFB Ser. 05-45, Class DA, 23.723s, 2035			335,257	507,126
IFB Ser. 11-4, Class CS, 12.52s, 2040			1,311,307	1,546,230
IFB Ser. 12-96, Class PS, IO, 6.51s, 2041			2,871,041	524,711
IFB Ser. 12-75, Class SK, IO, 6.46s, 2041			3,321,440	655,187
IFB Ser. 12-75, Class KS, IO, 6.36s, 2042			2,070,581	383,720
IFB Ser. 404, Class S13, IO, 6.21s, 2040			87,422	15,247
IFB Ser. 10-35, Class SG, IO, 6.21s, 2040			3,319,148	554,397
IFB Ser. 12-132, Class SB, IO, 6.01s, 2042			1,700,773	234,332
Ser. 397, Class 2, IO, 5s, 2039			59,180	9,857
Ser. 398, Class C5, IO, 5s, 2039			341,299	46,144
Ser. 10-13, Class EI, IO, 5s, 2038			270,133	11,718
Ser. 13-44, Class PI, IO, 4s, 2043			1,118,285	188,536
Ser. 12-124, Class UI, IO, 4s, 2042			4,270,603	777,677
Ser. 12-96, Class PI, IO, 4s, 2041			2,449,967	396,821
Ser. 406, Class 2, IO, 4s, 2041			193,887	36,509
Ser. 406, Class 1, IO, 4s, 2041			186,932	36,078
Ser. 409, Class C16, IO, 4s, 2040			778,291	148,529
Ser. 417, Class C19, IO, 3 1/2s, 2033			1,994,884	307,771
Ser. 13-6, Class BI, IO, 3s, 2042			3,837,508	440,546
Ser. 13-35, Class IP, IO, 3s, 2042(F)			3,970,157	489,826
Ser. 13-23, Class PI, IO, 3s, 2041			7,469,955	853,144
Ser. 13-55, Class MI, IO, 3s, 2032			2,812,342	403,909
Ser. 03-W10, Class 1, IO, 1.252s, 2043			245,727	9,090
Ser. 98-W2, Class X, IO, 0.86s, 2028			1,815,690	105,537
Ser. 98-W5, Class X, IO, 0.809s, 2028			524,261	23,592
Ser. 03-W1, Class 2A, IO, zero %, 2042			823,678	64

Government National Mortgage Association
IFB Ser. 11-61, Class CS, IO, 6.488s, 2035			7,525,919	1,128,895
IFB Ser. 13-91, Class SP, IO, 6.108s, 2042			2,970,079	577,324
IFB Ser. 12-149, Class LS, IO, 6.058s, 2042			4,072,166	671,907
IFB Ser. 10-20, Class SE, IO, 6.058s, 2040			3,738,352	614,959
IFB Ser. 10-26, Class QS, IO, 6.058s, 2040			1,509,148	272,590
IFB Ser. 13-87, Class SA, IO, 6.008s, 2043			2,376,476	391,960
IFB Ser. 10-120, Class SB, IO, 6.008s, 2035			238,049	22,696
IFB Ser. 13-99, Class SL, IO, 5.958s, 2043			2,645,000	493,848
IFB Ser. 10-20, Class SC, IO, 5.958s, 2040			2,302,957	389,775
IFB Ser. 12-77, Class MS, IO, 5.908s, 2042			1,754,652	430,785
IFB Ser. 10-158, Class SA, IO, 5.858s, 2040			1,298,540	220,570
IFB Ser. 10-151, Class SA, 5.858s, 2040			1,289,813	219,165
IFB Ser. 10-89, Class SD, IO, 5.738s, 2040			1,096,962	176,887
IFB Ser. 11-70, Class SN, IO, 5.708s, 2041			1,439,000	359,031
IFB Ser. 11-70, Class SH, IO, 5.698s, 2041			1,799,000	447,681
IFB Ser. 10-15, Class AS, IO, 5.568s, 2040			5,101,110	738,131
IFB Ser. 10-31, Class SA, IO, 5.558s, 2040			6,149,069	962,415
IFB Ser. 10-42, Class DS, IO, 5.508s, 2040			3,937,292	600,441
IFB Ser. 10-115, Class BS, IO, 5.208s, 2040			1,735,919	253,548
Ser. 13-3, Class IT, IO, 5s, 2043			2,091,793	419,072
Ser. 11-18, Class PI, IO, 4 1/2s, 2040			137,810	23,359
Ser. 10-35, Class QI, IO, 4 1/2s, 2040			3,455,934	710,017
Ser. 10-103, Class DI, IO, 4 1/2s, 2038			5,364,862	677,314
Ser. 13-24, Class PI, IO, 4s, 2042			1,662,969	317,095
Ser. 12-47, Class CI, IO, 4s, 2042			1,749,333	315,912
Ser. 13-102, Class IP, IO, 3 1/2s, 2043			2,378,000	355,214
Ser. 13-76, Class IO, IO, 3 1/2s, 2043			2,248,933	380,587
Ser. 13-79, Class PI, IO, 3 1/2s, 2043			4,027,598	614,772
Ser. 13-37, Class JI, IO, 3 1/2s, 2043			2,230,409	357,312
Ser. 13-14, Class IO, IO, 3 1/2s, 2042			3,259,348	470,291
Ser. 13-27, Class PI, IO, 3 1/2s, 2042			1,052,607	173,133
Ser. 12-141, Class WI, IO, 3 1/2s, 2041			1,964,288	290,931
Ser. 13-90, Class HI, IO, 3 1/2s, 2040			5,798,249	829,034

GSMPS Mortgage Loan Trust 144A
Ser. 99-2, IO, 0.682s, 2027			139,682	1,048
Ser. 98-3, IO, 0.175s, 2027			85,824	1,261
Ser. 98-2, IO, 0.08s, 2027			73,891	531
Ser. 98-4, IO, zero %, 2026			110,033	2,708

Structured Asset Securities Corp. IFB Ser. 07-4, Class 1A3, IO, 5.985s, 2045			825,371	144,440

				38,795,461
Commercial mortgage-backed securities (5.2%)

Banc of America Commercial Mortgage Trust
Ser. 04-3, Class D, 5.611s, 2039			639,000	652,675
Ser. 06-6, Class A2, 5.309s, 2045			339,214	341,126
FRB Ser. 05-5, Class D, 5.229s, 2045			366,000	351,763
Ser. 04-4, Class B, 4.985s, 2042			563,000	574,199
Ser. 05-3, Class AJ, 4.767s, 2043			225,000	221,088
Ser. 07-1, Class XW, IO, 0.323s, 2049			3,697,465	31,902

Banc of America Commercial Mortgage Trust 144A
FRB Ser. 08-1, Class C, 6.249s, 2051			1,000,000	832,600
Ser. 03-1, Class J, 4.9s, 2036			1,067,389	1,067,389
Ser. 04-4, Class XC, IO, 0.857s, 2042			3,868,538	23,877
Ser. 02-PB2, Class XC, IO, 0.407s, 2035			1,463,376	780

Bear Stearns Commercial Mortgage Securities, Inc.
FRB Ser. 07-T28, Class AJ, 5.959s, 2042			144,000	156,207
FRB Ser. 07-PW17, Class AJ, 5.888s, 2050(F)			328,000	311,555
FRB Ser. 06-PW12, Class AJ, 5.754s, 2038			544,000	556,153
FRB Ser. 06-PW11, Class AJ, 5.435s, 2039			596,000	620,306
Ser. 05-PWR7, Class D, 5.304s, 2041			375,000	340,838
FRB Ser. 05-T20, Class C, 5.143s, 2042			350,000	337,120
Ser. 05-PWR9, Class C, 5.055s, 2042			215,000	199,090
Ser. 05-PWR9, Class AJ, 4.985s, 2042			123,000	125,755

Bear Stearns Commercial Mortgage Securities, Inc. 144A
FRB Ser. 06-PW11, Class B, 5.435s, 2039			2,473,000	2,448,023
FRB Ser. 06-PW11, Class C, 5.435s, 2039			200,000	191,000

Citigroup Commercial Mortgage Trust 144A FRB Ser. 12-GC8, Class D, 4.878s, 2045			1,156,000	1,012,078

Citigroup/Deutsche Bank Commercial Mortgage Trust 144A FRB Ser. 07-CD5, Class E, 6.119s, 2044			250,000	239,063

Comm Mortgage Trust 144A
FRB Ser. 12-LC4, Class D, 5.648s, 2044			427,000	437,035
FRB Ser. 13-LC6, Class D, 4.291s, 2046			963,000	802,331

Commercial Mortgage Trust
FRB Ser. 07-C9, Class C, 5.8s, 2049			225,000	214,459
FRB Ser. 07-C9, Class D, 5.8s, 2049			300,000	276,690
Ser. 07-C9, Class AJ, 5.65s, 2049			617,000	643,469

Commercial Mortgage Trust 144A
FRB Ser. 12-CR5, Class E, 4.335s, 2045			234,000	196,510
FRB Ser. 13-CR6, Class D, 4.177s, 2046			260,000	231,948
FRB Ser. 13-CR8, Class D, 3.971s, 2046			400,000	321,570
FRB Ser. 07-C9, Class AJFL, 0.883s, 2049			740,000	647,500

Credit Suisse Mortgage Capital Certificates FRB Ser. 07-C4, Class A2, 5.762s, 2039			491,866	493,507

CS First Boston Mortgage Securities Corp. Ser. 03-CPN1, Class E, 4.891s, 2035			514,000	514,000

CS First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6s, 2040			533,368	586,705
Ser. 03-C3, Class AX, IO, 1.301s, 2038			546,352	5

Deutsche Bank-UBS Commercial Mortgage Trust 144A FRB Ser. 11-LC2A, Class D, 5.444s, 2044			410,000	394,097

First Union Commercial Mortgage Trust 144A Ser. 99-C1, Class F, 5.35s, 2035			531,000	544,275

First Union National Bank Commercial Mortgage 144A Ser. 01-C3, Class K, 6.155s, 2033			335,603	335,603

GE Capital Commercial Mortgage Corp.
Ser. 07-C1, Class A3, 5.481s, 2049			914,000	967,591
FRB Ser. 05-C4, Class AJ, 5.294s, 2045			222,000	208,680
FRB Ser. 06-C1, Class AJ, 5.292s, 2044			75,000	73,652

GE Capital Commercial Mortgage Corp. 144A
FRB Ser. 04-C1, Class F, 5.088s, 2038			807,000	817,088
FRB Ser. 03-C2, Class H, 5.056s, 2037			1,231,000	1,231,000

GMAC Commercial Mortgage Securities, Inc. 144A FRB Ser. 03-C2, Class F, 5.475s, 2040			422,000	422,000

Greenwich Capital Commercial Funding Corp.
FRB Ser. 05-GG3, Class E, 5.087s, 2042			243,000	224,022
FRB Ser. 05-GG3, Class D, 4.986s, 2042			189,000	186,674

Greenwich Capital Commercial Funding Corp. 144A FRB Ser. 03-C1, Class J, 5.363s, 2035			130,000	130,000

GS Mortgage Securities Trust
FRB Ser. 04-GG2, Class D, 5.545s, 2038			232,000	233,595
Ser. 05-GG4, Class B, 4.841s, 2039			180,000	174,042

GS Mortgage Securities Trust 144A
FRB Ser. GC10, Class D, 4.285s, 2046			491,000	410,083
Ser. 06-GG8, Class X, IO, 0.555s, 2039			41,315,718	768,472

JPMorgan Chase Commercial Mortgage Securities Corp.
FRB Ser. 07-CB20, Class AJ, 6.071s, 2051			1,080,000	1,101,816
FRB Ser. 06-LDP7, Class B, 5.863s, 2045			556,000	462,383
Ser. 02-C3, Class D, 5.314s, 2035			130,223	130,079
FRB Ser. 05-LDP3, Class D, 5.193s, 2042			274,000	254,245
FRB Ser. 04-CBX, Class B, 5.021s, 2037			181,000	179,273
Ser. 04-C3, Class B, 4.961s, 2042			427,000	440,493
FRB Ser. 13-C10, Class D, 4.161s, 2047			235,000	190,517

JPMorgan Chase Commercial Mortgage Securities Corp. 144A
FRB Ser. 07-CB20, Class B, 6.171s, 2051			298,000	290,375
FRB Ser. 07-CB20, Class C, 6.171s, 2051			392,000	362,463
FRB Ser. 01-C1, Class H, 5.626s, 2035			569,948	569,720
FRB Ser. 11-C3, Class E, 5.541s, 2046			203,000	206,309
FRB Ser. 11-C5, Class D, 5.314s, 2046			438,000	430,861
FRB Ser. 12-CBX, Class E, 5.188s, 2045			1,375,000	1,230,163
FRB Ser. 04-CB8, Class F, 4.853s, 2039			500,000	443,000
FRB Ser. 12-LC9, Class E, 4.428s, 2047			625,000	521,994

Key Commercial Mortgage Ser. 07-SL1, Class A2, 5.512s, 2040(F)			149,160	146,154

LB-UBS Commercial Mortgage Trust
FRB Ser. 06-C6, Class C, 5.482s, 2039			324,000	302,065
Ser. 05-C7, Class C, 5.35s, 2040			474,000	486,087
Ser. 07-C2, Class XW, IO, 0.498s, 2040			2,131,857	41,601
Ser. 07-C1, Class XW, IO, 0.463s, 2040			17,300,096	264,691

LB-UBS Commercial Mortgage Trust 144A FRB Ser. 03-C8, Class K, 5.893s, 2037			1,192,000	1,196,172

Merrill Lynch Mortgage Trust
FRB Ser. 08-C1, Class AJ, 6.253s, 2051			282,000	287,696
FRB Ser. 05-CKI1, Class B, 5.282s, 2037			476,000	479,475
Ser. 04-KEY2, Class D, 5.046s, 2039			250,000	243,675

Merrill Lynch Mortgage Trust 144A Ser. 05-MCP1, Class XC, IO, 0.592s, 2043			16,392,784	154,125

Merrill Lynch/Countrywide Commercial Mortgage Trust Ser. 06-3, Class AJ, 5.485s, 2046			166,000	162,298

Merrill Lynch/Countrywide Financial Corp. Commercial Mortgage Trust Ser. 06-4, Class AJ, 5.239s, 2049			872,000	802,240

Morgan Stanley Bank of America Merrill Lynch Trust

Ser. 13-C10, Class D, 4.219s, 2046(F)			300,000	242,998

Ser. 13-C8, Class D, 4.172s, 2048			389,000	321,781

Morgan Stanley Capital I Trust
FRB Ser. 07-T27, Class AJ, 5.647s, 2042			337,000	365,780
Ser. 07-HQ11, Class C, 5.558s, 2044			242,000	207,128
FRB Ser. 06-HQ8, Class AJ, 5.496s, 2044			486,000	494,463

Morgan Stanley ReREMIC Trust 144A FRB Ser. 10-C30A, Class A3B, 5.263s, 2043			439,000	449,698

UBS-Barclay's Commercial Mortgage Trust 144A Ser. 13-C6, Class D, 4.355s, 2046			1,000,000	824,100

UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C3, Class D, 4.958s, 2049			476,000	439,533
FRB Ser. 12-C4, Class D, 4.502s, 2045			1,090,000	904,704

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 5.997s, 2045			285,000	281,580
Ser. 06-C24, Class AJ, 5.658s, 2045			311,000	302,696
Ser. 2004-C12, Class F, 5.3s, 2041			868,000	870,795
Ser. 06-C29, IO, 0 3/8s, 2048			40,870,603	498,213

Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 05-C21, Class E, 5.239s, 2044			767,000	771,372
Ser. 07-C31, IO, 0.231s, 2047			60,503,772	463,232

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C4, Class E, 5.248s, 2044			831,000	780,201
FRB Ser. 12-C10, Class D, 4.461s, 2045			494,000	414,548
FRB Ser. 13-C11, Class D, 4.185s, 2045			230,000	190,936
FRB Ser. 13-C14, Class D, 4.003s, 2046			400,000	315,676

				43,640,594
Residential mortgage-backed securities (non-agency) (2.5%)

Banc of America Funding Corp.
FRB Ser. 06-G, Class 3A3, 5 3/4s, 2036			348,454	284,861
FRB Ser. 06-G, Class 2A5, 0.472s, 2036			1,320,509	1,145,542

Barclays Capital, LLC Trust
Ser. 12-RR10, Class 8A3, 15 3/4s, 2036			266,160	157,034
Ser. 12-RR10, Class 8A2, 4s, 2036			550,756	542,495
FRB Ser. 12-RR10, Class 9A2, 2.673s, 2035			220,000	180,400

Barclays Capital, LLC Trust 144A
FRB Ser. 12-RR11, Class 5A3, 12.292s, 2037			140,623	81,562
FRB Ser. 13-RR2, Class 3A2, 8.735s, 2036			390,000	360,750
Ser. 12-RR11, Class 11A2, 2.6s, 2036			727,109	508,977
Ser. 09-RR7, Class 1A7, IO, 1.781s, 2046			13,484,656	450,893
Ser. 09-RR7, Class 2A7, IO, 1.591s, 2047			21,972,111	892,068

IndyMac Index Mortgage Loan Trust FRB Ser. 06-AR8, Class A3A, 0.42s, 2046			1,357,944	964,141

Lavender Trust 144A Ser. 10-RR2A, Class A4, 6 1/4s, 2036(F)			2,653,995	1,725,106

Merrill Lynch Mortgage Investors Trust FRB Ser. 05-A5, Class A3, 2.481s, 2035(F)			790,000	718,900

WAMU Mortgage Pass-Through Certificates
Ser. 04-AR8, Class X, IO, PO, 1.702s, 2044			6,206,319	372,379
Ser. 05-AR8, Class X, IO, PO, 1.626s, 2045			6,624,249	339,824
Ser. 05-AR11, Class X, IO, PO, 1.512s, 2045			15,354,337	672,520
Ser. 05-AR19, Class X, IO, PO, 1 1/2s, 2045			5,342,191	270,315
Ser. 05-AR13, Class X, IO, PO, 1.488s, 2045			13,072,115	602,520
FRB Ser. 06-AR1, Class 2A1B, 1.232s, 2046			1,640,662	1,346,327
FRB Ser. 06-AR1, Class 2A1C, 1.232s, 2046			1,987,544	1,113,025
FRB Ser. 06-AR3, Class A1B, 1.162s, 2046			481,196	365,709
FRB Ser. 05-AR11, Class A1C3, 0.7s, 2045			2,736,139	2,106,827
FRB Ser. 2004-AR13, Class A1B2, 0.678s, 2034			608,138	522,999
FRB Ser. 05-AR17, Class A1C3, 0.67s, 2045			1,449,952	782,974
FRB Ser. 05-AR17, Class A1C4, 0.59s, 2045			2,687,135	1,437,617
FRB Ser. 05-AR13, Class A1B3, 0.55s, 2045			241,566	204,124
FRB Ser. 05-AR15, Class A1B3, 0.53s, 2045			268,415	215,403

Wells Fargo Mortgage Backed Securities Trust
Ser. 07-16, Class 1A7, 6s, 2037			371,282	385,205
Ser. 05-11, Class 2A5, 5 1/2s, 2035			1,379,645	1,400,339
FRB Ser. 06-AR6, Class 7A2, 5.005s, 2036			1,231,363	1,206,582

				21,357,418

Total mortgage-backed securities (cost $101,341,719)				$103,793,473

SENIOR LOANS (9.5%)(a)(c)
			Principal amount	Value

Basic materials (1.0%)

AIlnex Luxembourg & CY SCA bank term loan FRN Ser. B1, 4 1/2s, 2019 (Luxembourg)			$493,794	$497,497

AIlnex Luxembourg & CY SCA bank term loan FRN Ser. B2, 4 1/2s, 2019 (Luxembourg)			256,206	258,128

Fortescue Metals Group, Ltd. bank term loan FRN Class B, 5 1/4s, 2017 (Australia)			833,700	839,536

Ineos US Finance, LLC bank term loan FRN 4s, 2018			998,762	996,444

MacDermid, Inc. bank term loan FRN 7 1/2s, 2020			1,250,000	1,262,500

MacDermid, Inc. bank term loan FRN 4s, 2020			1,000,000	1,005,000

Nexeo Solutions, LLC bank term loan FRN Ser. B, 5s, 2017			459,425	454,831

Oxea Sarl bank term loan FRN 8 1/4s, 2020 (Germany)			835,000	837,088

Tronox, Ltd. bank term loan FRN Ser. B, 4 1/2s, 2020			1,500,000	1,516,172

Tube City IMS Corp. bank term loan FRN Ser. B, 4 3/4s, 2019			950,225	950,225

				8,617,421
Capital goods (0.7%)

Beechcraft Holdings, LLC bank term loan FRN Ser. B, 5 3/4s, 2020			500,000	501,875

Gardner Denver, Inc. bank term loan FRN 4 1/4s, 2020			715,000	717,185

Generac Holdings, Inc. bank term loan FRN Ser. B, 3 1/2s, 2020			750,000	749,063

Reynolds Group Holdings, Inc. bank term loan FRN Class B, 4 3/4s, 2018			595,500	601,753

Silver II Borrower SCA bank term loan FRN 4s, 2019 (Luxembourg)			497,500	496,874

SRAM, LLC bank term loan FRN Ser. B, 4.025s, 2020			1,220,651	1,216,074

TransDigm, Inc. bank term loan FRN Ser. C, 3 3/4s, 2020			500,000	502,359

WESCO International, Inc. bank term loan FRN 4 1/2s, 2019			995,000	1,000,685

				5,785,868
Communication services (1.1%)

Asurion, LLC bank term loan FRN Ser. B1, 4 1/2s, 2019			1,575,933	1,574,808

Asurion, LLC bank term loan FRN Ser. B2, 3 1/2s, 2020			1,000,000	978,438

Cricket Communications, Inc. bank term loan FRN Ser. C, 4 3/4s, 2020			1,500,000	1,508,438

Intelsat Jackson Holdings SA bank term loan FRN 4 1/4s, 2018 (Bermuda)			1,469,527	1,479,630

Level 3 Financing, Inc. bank term loan FRN Class B2, 4 3/4s, 2019			1,000,000	1,006,033

SBA Senior Finance II, LLC bank term loan FRN Ser. B, 3 3/4s, 2018			180,529	180,529

Virgin Media Investment Holdings, Ltd. bank term loan FRN Ser. B, 3 1/2s, 2020 (United Kingdom)			1,500,000	1,497,084

Zayo Group, LLC bank term loan FRN Ser. B, 4 1/2s, 2019			990,000	996,652

				9,221,612
Consumer cyclicals (2.8%)

Academy, Ltd. bank term loan FRN Ser. B, 4 1/2s, 2018			1,637,625	1,647,860

American Casino & Entertainment Properties, LLC bank term loan FRN 6s, 2020			850,000	848,938

Aot Bedding Super Holdings, LLC bank term loan FRN 5s, 2019			462,675	466,062

Burlington Coat Factory Warehouse Corp. bank term loan FRN Ser. B2, 4 1/4s, 2017			217,635	218,614

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 5.443s, 2018			899,033	795,805

CCM Merger, Inc. bank term loan FRN Ser. B, 5s, 2017			860,427	867,956

Chrysler Group, LLC bank term loan FRN Ser. B, 4 1/4s, 2017			332,485	337,529

Cumulus Media Holdings, Inc. bank term loan FRN 4 1/2s, 2018			755,826	762,054

Gateway Casinos & Entertainment, Inc. bank term loan FRN Ser. B1, 6s, 2016		CAD	1,894,078	1,837,188

Interactive Data Corp. bank term loan FRN Ser. B, 3 3/4s, 2018			$685,009	686,071

J. Crew Group, Inc. bank term loan FRN Ser. B, 4s, 2018			977,500	982,795

J.C. Penney Corp., Inc. bank term loan FRN 6s, 2018			965,000	971,031

Jo-Ann Stores, Inc. bank term loan FRN Ser. B, 4s, 2018			647,660	648,065

MGM Resorts International bank term loan FRN Ser. B, 3 1/2s, 2019			995,000	995,614

Michaels Stores, Inc. bank term loan FRN Ser. B, 3 3/4s, 2020			1,246,875	1,250,437

Nortek, Inc. bank term loan FRN Class B, 5 1/4s, 2017			83,373	83,790

Peninsula Gaming, LLC bank term loan FRN Ser. B, 4 1/4s, 2017			1,492,500	1,499,163

PETCO Animal Supplies, Inc. bank term loan FRN 4s, 2017			975,000	979,571

Realogy Group, LLC bank term loan FRN Ser. B, 4 1/2s, 2020			1,496,250	1,508,407

Roofing Supply Group, LLC bank term loan FRN Class B, 5s, 2019			992,500	994,981

Sabre, Inc. bank term loan FRN Ser. B, 5 1/4s, 2019			1,243,750	1,258,909

Station Casinos, LLC bank term loan FRN Ser. B, 5s, 2020			1,246,875	1,256,450

Travelport, LLC bank term loan FRN 6 1/4s, 2019			925,000	924,306

Tribune Co. bank term loan FRN Ser. B, 4s, 2019			711,425	714,626

Warner Music Group Corp. bank term loan FRN 3 3/4s, 2020			1,000,000	1,002,083

				23,538,305
Consumer staples (0.8%)

H.J. Heinz Co. bank term loan FRN Ser. B2, 3 1/2s, 2020			1,270,000	1,281,113

Landry's, Inc. bank term loan FRN Ser. B, 4 3/4s, 2018			1,486,776	1,502,759

Revlon Consumer Products Corp. bank term loan FRN Ser. B, 4s, 2017			1,250,000	1,261,979

Rite Aid Corp. bank term loan FRN 4 7/8s, 2021			1,000,000	1,006,250

Sprouts Farmers Market, LLC bank term loan FRN 4 1/2s, 2020			1,000,000	998,750

US Foods, Inc. bank term loan FRN 4 1/2s, 2019			1,000,000	1,000,750

				7,051,601
Energy (0.4%)

Frac Tech International, LLC bank term loan FRN Ser. B, 8 1/2s, 2016			411,115	409,353

Quicksilver Resources, Inc. bank term loan FRN 7s, 2019			900,000	864,000

Tervita Corp. bank term loan FRN Ser. B, 6 1/4s, 2018 (Canada)			398,000	400,405

Vantage Drilling Co. bank term loan FRN Class B, 6 1/4s, 2017			1,284,938	1,291,362

				2,965,120
Financials (0.8%)

iStar Financial, Inc. bank term loan FRN 4 1/2s, 2017(R)			708,534	710,748

iStar Financial, Inc. bank term loan FRN Ser. A2, 7s, 2017(R)			953,640	998,144

Nuveen Investments, Inc. bank term loan FRN 6 1/2s, 2019			500,000	500,000

Nuveen Investments, Inc. bank term loan FRN 4.195s, 2017			1,000,000	1,000,750

USI Insurance Services, LLC bank term loan FRN Ser. B, 5 1/4s, 2019			1,492,500	1,503,694

Walter Investment Management Corp. bank term loan FRN 5 3/4s, 2017			1,693,513	1,705,911

				6,419,247
Health care (1.0%)

Ardent Medical Services, Inc. bank term loan FRN 6 3/4s, 2018			995,000	997,488

Capsugel Holdings US, Inc. bank term loan FRN Class B, 4.342s, 2018			921,143	924,597

Emergency Medical Services Corp. bank term loan FRN Ser. B, 4s, 2018			483,497	485,310

Hologic, Inc. bank term loan FRN Class B, 4 1/2s, 2019			1,113,750	1,117,050

Iasis Healthcare, LLC / Iasis Capital Corp. bank term loan FRN Ser. B, 4 1/2s, 2018			982,912	989,056

Kinetic Concepts, Inc. bank term loan FRN Ser. D1, 4 1/2s, 2018			1,344,829	1,358,277

Par Pharmaceutical Cos., Inc. bank term loan FRN Ser. B, 4 1/4s, 2019			372,192	372,724

Pharmaceutical Product Development, Inc. bank term loan FRN Ser. B, 4 1/4s, 2018			630,432	634,285

Quintiles Transnational Corp. bank term loan FRN Ser. B2, 4 1/2s, 2018			981,744	990,334

Valeant Pharmaceuticals International, Inc. bank term loan FRN Ser. E, 4 1/2s, 2020			600,000	607,500

				8,476,621
Technology (0.5%)

First Data Corp. bank term loan FRN 4.191s, 2018			1,500,000	1,498,437

Genesys Telecommunications Laboratories, Inc. bank term loan FRN Ser. B, 4s, 2020			997,500	997,084

Lawson Software bank term loan FRN Class B2, 5 1/4s, 2018			900,735	908,617

Syniverse Holdings, Inc. bank term loan FRN Ser. B, 5s, 2019			980,100	984,082

				4,388,220
Transportation (0.3%)

Air Medical Group Holdings, Inc. bank term loan FRN 7 5/8s, 2018(PIK)			1,125,000	1,110,938

Livingston International, Inc. bank term loan FRN 5s, 2019 (Canada)			1,500,000	1,494,375

				2,605,313
Utilities and power (0.1%)

Energy Transfer Equity L.P. bank term loan FRN Ser. B, 3 3/4s, 2017			578,250	582,667

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.721s, 2017			920,555	644,676

				1,227,343

Total senior loans (cost $79,831,326)				$80,296,671

COMMODITY LINKED NOTES (1.7%)(a)(CLN)
			Principal amount	Value

UBS AG/London 144A notes 1-month LIBOR less 0.10%, 2013 (Indexed to the UBSIF3AT Index multiplied by 3) (Jersey)			$13,651,000	$14,074,810

Total commodity Linked Notes (cost $13,651,000)				$14,074,810

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.6%)(a)
			Principal amount	Value

Argentina (Republic of) sr. unsec. bonds 7s, 2017 (Argentina)			$325,000	$273,813

Argentina (Republic of) sr. unsec. bonds Ser. VII, 7s, 2013 (Argentina)			1,405,000	1,443,638

Argentina (Republic of) sr. unsec. unsub. bonds 7s, 2015 (Argentina)			2,425,000	2,273,438

Croatia (Republic of) 144A sr. unsec. notes 6 1/4s, 2017 (Croatia)			650,000	693,875

Croatia (Republic of) 144A sr. unsec. unsub. notes 6 3/8s, 2021 (Croatia)			240,000	253,848

Ukraine (Government of ) Financing of Infrastructural Projects State Enterprise 144A govt. guaranty notes 8 3/8s, 2017 (Ukraine)			200,000	181,500

Total foreign government and agency bonds and notes (cost $5,164,951)				$5,120,112

PURCHASED EQUITY OPTIONS OUTSTANDING (0.2%)(a)
	Expiration		Contract
	date/strike price		amount	Value

SPDR S&P 500 ETF Trust (Put)	Jul-14/$147.00		72,740	$338,968

SPDR S&P 500 ETF Trust (Put)	Jun-14/138.00		116,283	332,569

SPDR S&P 500 ETF Trust (Put)	May-14/145.00		103,728	344,377

SPDR S&P 500 ETF Trust (Put)	Apr-14/133.00		119,910	190,174

SPDR S&P 500 ETF Trust (Put)	Mar-14/130.00		120,123	135,709

SPDR S&P 500 ETF Trust (Put)	Feb-14/130.00		103,559	90,446

SPDR S&P 500 ETF Trust (Put)	Jan-14/125.00		125,877	54,630

SPDR S&P 500 ETF Trust (Put)	Dec-13/125.00		134,083	41,167

SPDR S&P 500 ETF Trust (Put)	Nov-13/125.00		126,440	16,983

SPDR S&P 500 ETF Trust (Put)	Oct-13/123.00		134,602	7,477

SPDR S&P 500 ETF Trust (Put)	Sep-13/125.00		99,304	1,032

SPDR S&P 500 ETF Trust (Put)	Aug-13/115.00		77,585	303

Total purchased equity options outstanding (cost $4,949,339)				$1,553,835

INVESTMENT COMPANIES (0.1%)(a)
			Shares	Value

Ares Capital Corp.			39,300	$699,147

Total investment Companies (cost $692,073)				$699,147

SHORT-TERM INVESTMENTS (32.6%)(a)
			Principal amount/shares	Value

U.S. Treasury Bills with an effective yield of 0.10%, May 1, 2014(SEG)(SEGSF)(SEGCCS)			$20,000,000	$19,988,240

U.S. Treasury Bills with an effective yield of 0.11%, April 3, 2014			15,000,000	14,992,860

U.S. Treasury Bills with an effective yield of 0.10%, March 6, 2014			16,500,000	16,493,037

U.S. Treasury Bills with an effective yield of 0.10%, February 6, 2014			16,500,000	16,493,928

U.S. Treasury Bills with an effective yield of 0.09%, December 19, 2013			16,500,000	16,496,469

U.S. Treasury Bills with an effective yield of 0.12%, December 12, 2013(SEG)(SEGSF)(SEGCCS)			15,000,000	14,997,510

U.S. Treasury Bills with an effective yield of 0.15%, November 14, 2013			16,500,000	16,498,202

U.S. Treasury Bills with an effective yield of 0.17%, October 17, 2013(SEG)			10,000,000	9,999,470

U.S. Treasury Bills with effective yields ranging from 0.15% to 0.18%, August 22, 2013			28,000,000	27,997,177

Putnam Short Term Investment Fund 0.02%(AFF)			101,392,060	101,392,060

SSgA Prime Money Market Fund 0.02%(P)			18,860,000	18,860,000

Total short-term investments (cost $274,179,417)				$274,208,953

TOTAL INVESTMENTS

Total investments (cost $907,822,081)(b)				$967,197,746

FORWARD CURRENCY CONTRACTS at 7/31/13 (aggregate face value $186,751,077) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	10/18/13	$346,965	$369,243	$(22,278)
	British Pound	Buy	9/18/13	1,521	1,533	(12)
	British Pound	Sell	9/18/13	1,521	1,520	(1)
	Canadian Dollar	Sell	10/18/13	172,588	168,682	(3,906)
	Euro	Buy	9/18/13	1,346,795	1,325,402	21,393
	Euro	Sell	9/18/13	1,346,795	1,322,952	(23,843)
	Japanese Yen	Sell	8/22/13	1,551,327	1,588,058	36,731
	Singapore Dollar	Sell	8/22/13	1,123,123	1,131,835	8,712
	South Korean Won	Buy	8/22/13	756,104	752,282	3,822
	South Korean Won	Sell	8/22/13	756,104	744,395	(11,709)
Barclays Bank PLC
	Australian Dollar	Buy	10/18/13	1,176,280	1,192,312	(16,032)
	Australian Dollar	Sell	10/18/13	1,176,280	1,191,177	14,897
	British Pound	Sell	9/18/13	898,620	908,522	9,902
	Canadian Dollar	Sell	10/18/13	817,847	806,254	(11,593)
	Euro	Buy	9/18/13	3,547,146	3,499,734	47,412
	Euro	Sell	9/18/13	3,547,146	3,523,978	(23,168)
	Indonesian Rupiah	Sell	8/22/13	239,400	219,567	(19,833)
	Japanese Yen	Sell	8/22/13	4,019,553	3,938,498	(81,055)
	Malaysian Ringgit	Buy	8/22/13	1,099,819	1,191,918	(92,099)
	Malaysian Ringgit	Sell	8/22/13	1,099,819	1,155,189	55,370
	New Taiwan Dollar	Buy	8/22/13	254,307	257,007	(2,700)
	New Taiwan Dollar	Sell	8/22/13	254,307	256,143	1,836
	Norwegian Krone	Buy	9/18/13	836,054	769,656	66,398
	Polish Zloty	Buy	9/18/13	770,261	762,626	7,635
	Polish Zloty	Sell	9/18/13	770,261	758,972	(11,289)
	Singapore Dollar	Sell	8/22/13	1,868,619	1,877,381	8,762
	Swedish Krona	Buy	9/18/13	1,493,888	1,497,726	(3,838)
	Swedish Krona	Sell	9/18/13	1,493,888	1,464,141	(29,747)
	Swiss Franc	Sell	9/18/13	876,756	855,311	(21,445)
Citibank, N.A.
	Australian Dollar	Buy	10/18/13	193,960	199,021	(5,061)
	Australian Dollar	Sell	10/18/13	193,960	195,525	1,565
	British Pound	Sell	9/18/13	1,029,711	1,037,913	8,202
	Canadian Dollar	Sell	10/18/13	847,000	836,252	(10,748)
	Euro	Buy	9/18/13	147,559	157,464	(9,905)
	Japanese Yen	Sell	8/22/13	1,287,229	1,391,993	104,764
	Swedish Krona	Buy	9/18/13	444,113	440,979	3,134
	Swedish Krona	Sell	9/18/13	444,113	427,453	(16,660)
	Swiss Franc	Sell	9/18/13	1,684,116	1,649,386	(34,730)
	Thai Baht	Buy	8/22/13	742,931	790,241	(47,310)
	Thai Baht	Sell	8/22/13	742,931	768,234	25,303
	Turkish Lira	Buy	9/18/13	666	481	185
Credit Suisse International
	Australian Dollar	Buy	10/18/13	814,382	843,530	(29,148)
	Australian Dollar	Sell	10/18/13	814,382	827,080	12,698
	British Pound	Sell	9/18/13	820,605	797,267	(23,338)
	Canadian Dollar	Sell	10/18/13	837,866	833,631	(4,235)
	Chinese Yuan (onshore)	Buy	8/22/13	1,014,905	1,003,730	11,175
	Chinese Yuan (onshore)	Sell	8/22/13	1,014,905	1,005,942	(8,963)
	Czech Koruna	Sell	9/18/13	493,929	491,271	(2,658)
	Euro	Buy	9/18/13	2,357,224	2,317,899	39,325
	Indonesian Rupiah	Buy	8/22/13	242,825	254,904	(12,079)
	Indonesian Rupiah	Sell	8/22/13	242,825	251,071	8,246
	Japanese Yen	Sell	8/22/13	1,267,210	1,316,777	49,567
	Mexican Peso	Buy	10/18/13	503,824	498,765	5,059
	New Taiwan Dollar	Buy	8/22/13	254,307	257,075	(2,768)
	New Taiwan Dollar	Sell	8/22/13	254,307	256,143	1,836
	Norwegian Krone	Buy	9/18/13	410,853	456,335	(45,482)
	Philippine Peso	Buy	8/22/13	753,275	792,242	(38,967)
	Philippine Peso	Sell	8/22/13	753,275	772,465	19,190
	Polish Zloty	Buy	9/18/13	770,230	762,227	8,003
	Polish Zloty	Sell	9/18/13	770,230	758,228	(12,002)
	Swedish Krona	Buy	9/18/13	1,707,055	1,665,880	41,175
	Swedish Krona	Sell	9/18/13	1,707,055	1,717,620	10,565
	Swiss Franc	Sell	9/18/13	1,684,224	1,646,814	(37,410)
	Turkish Lira	Buy	9/18/13	768	456	312
Deutsche Bank AG
	British Pound	Sell	9/18/13	1,264,669	1,298,486	33,817
	Canadian Dollar	Sell	10/18/13	250,232	244,520	(5,712)
	Euro	Buy	9/18/13	5,403,147	5,327,594	75,553
	Euro	Sell	9/18/13	5,403,147	5,318,597	(84,550)
	Japanese Yen	Sell	8/22/13	1,842,203	1,875,995	33,792
	Norwegian Krone	Buy	9/18/13	163,762	165,586	(1,824)
	Norwegian Krone	Sell	9/18/13	163,762	158,843	(4,919)
	Polish Zloty	Buy	9/18/13	457,446	446,023	11,423
	Polish Zloty	Sell	9/18/13	457,446	446,837	(10,609)
	Swedish Krona	Buy	9/18/13	852,792	820,877	31,915
	Swedish Krona	Sell	9/18/13	852,792	846,667	(6,125)
	Swiss Franc	Sell	9/18/13	1,690,602	1,621,104	(69,498)
Goldman Sachs International
	British Pound	Sell	9/18/13	624,883	630,276	5,393
	Canadian Dollar	Sell	10/18/13	870,129	867,260	(2,869)
	Euro	Buy	9/18/13	954,279	942,195	12,084
	Euro	Sell	9/18/13	954,279	946,862	(7,417)
	Japanese Yen	Sell	8/22/13	1,724,226	1,796,744	72,518
	Norwegian Krone	Buy	9/18/13	181,244	175,817	5,427
	Norwegian Krone	Sell	9/18/13	181,244	183,230	1,986
HSBC Bank USA, National Association
	Australian Dollar	Buy	10/18/13	814,561	827,072	(12,511)
	Australian Dollar	Sell	10/18/13	814,561	827,207	12,646
	British Pound	Sell	9/18/13	197,396	204,485	7,089
	Canadian Dollar	Sell	10/18/13	488,415	477,452	(10,963)
	Chinese Yuan (offshore)	Sell	8/22/13	1,000,487	998,448	(2,039)
	Euro	Buy	9/18/13	1,961,116	1,954,318	6,798
	Euro	Sell	9/18/13	1,961,116	1,940,017	(21,099)
	Indian Rupee	Buy	8/22/13	467,163	524,072	(56,909)
	Indian Rupee	Sell	8/22/13	467,163	499,429	32,266
	Indonesian Rupiah	Sell	8/22/13	239,399	236,048	(3,351)
	Japanese Yen	Sell	8/22/13	1,246,398	1,314,694	68,296
	Norwegian Krone	Buy	9/18/13	873,526	838,240	35,286
	Philippine Peso	Buy	8/22/13	246,428	260,270	(13,842)
	Philippine Peso	Sell	8/22/13	246,428	250,161	3,733
	Polish Zloty	Buy	9/18/13	254,913	254,231	682
	Polish Zloty	Sell	9/18/13	254,913	251,725	(3,188)
	Swedish Krona	Sell	9/18/13	746,722	708,773	(37,949)
	Thai Baht	Buy	8/22/13	244,910	260,281	(15,371)
	Thai Baht	Sell	8/22/13	244,910	250,726	5,816
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	10/18/13	1,773,005	1,802,195	(29,190)
	Australian Dollar	Sell	10/18/13	1,773,005	1,810,553	37,548
	British Pound	Sell	9/18/13	217,469	202,846	(14,623)
	Canadian Dollar	Sell	10/18/13	803,659	806,724	3,065
	Chinese Yuan (onshore)	Buy	8/22/13	631,591	624,289	7,302
	Chinese Yuan (onshore)	Sell	8/22/13	631,591	625,938	(5,653)
	Czech Koruna	Sell	9/18/13	493,934	490,463	(3,471)
	Euro	Buy	9/18/13	3,645,874	3,616,963	28,911
	Euro	Sell	9/18/13	3,645,874	3,610,970	(34,904)
	Japanese Yen	Sell	8/22/13	748,052	808,491	60,439
	Malaysian Ringgit	Buy	8/22/13	838,428	888,730	(50,302)
	Malaysian Ringgit	Sell	8/22/13	838,428	881,184	42,756
	Mexican Peso	Buy	10/18/13	375,523	373,800	1,723
	New Taiwan Dollar	Buy	8/22/13	276,935	282,130	(5,195)
	New Taiwan Dollar	Sell	8/22/13	276,935	279,178	2,243
	Norwegian Krone	Buy	9/18/13	559,132	589,989	(30,857)
	Polish Zloty	Buy	9/18/13	260,435	253,570	6,865
	Polish Zloty	Sell	9/18/13	260,435	254,955	(5,480)
	Russian Ruble	Buy	9/18/13	249,205	252,162	(2,957)
	Russian Ruble	Sell	9/18/13	249,205	248,886	(319)
	Singapore Dollar	Sell	8/22/13	1,868,541	1,870,977	2,436
	South Korean Won	Buy	8/22/13	760,044	755,941	4,103
	South Korean Won	Sell	8/22/13	760,044	748,714	(11,330)
	Swedish Krona	Buy	9/18/13	846,938	839,551	7,387
	Swedish Krona	Sell	9/18/13	846,938	838,113	(8,825)
	Swiss Franc	Sell	9/18/13	847,139	841,191	(5,948)
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	10/18/13	806,245	825,748	(19,503)
	Australian Dollar	Sell	10/18/13	806,245	812,734	6,489
	British Pound	Sell	9/18/13	1,660,524	1,674,518	13,994
	Euro	Buy	9/18/13	854,088	850,755	3,333
	Euro	Sell	9/18/13	854,088	843,482	(10,606)
State Street Bank and Trust Co.
	Australian Dollar	Sell	10/18/13	829,406	821,659	(7,747)
	British Pound	Sell	9/18/13	817,868	832,707	14,839
	Canadian Dollar	Sell	10/18/13	837,769	833,349	(4,420)
	Czech Koruna	Sell	9/18/13	493,934	490,563	(3,371)
	Euro	Buy	9/18/13	4,698,614	4,642,939	55,675
	Euro	Sell	9/18/13	4,698,614	4,670,062	(28,552)
	Japanese Yen	Sell	8/22/13	3,660,519	3,655,029	(5,490)
	Mexican Peso	Buy	10/18/13	503,832	498,811	5,021
	Norwegian Krone	Buy	9/18/13	28,578	44,906	(16,328)
	Polish Zloty	Buy	9/18/13	260,154	254,836	5,318
	Polish Zloty	Sell	9/18/13	260,154	253,102	(7,052)
	Singapore Dollar	Sell	8/22/13	1,991,925	1,996,019	4,094
	South Korean Won	Buy	8/22/13	504,074	494,562	9,512
	South Korean Won	Sell	8/22/13	504,074	487,965	(16,109)
	Swedish Krona	Buy	9/18/13	837,405	831,210	6,195
	Swedish Krona	Sell	9/18/13	837,405	806,054	(31,351)
	Swiss Franc	Sell	9/18/13	876,540	842,998	(33,542)
UBS AG
	Australian Dollar	Buy	10/18/13	2,576,567	2,605,726	(29,159)
	Australian Dollar	Sell	10/18/13	2,576,567	2,634,937	58,370
	British Pound	Sell	9/18/13	829,122	838,038	8,916
	Canadian Dollar	Buy	10/18/13	847,195	836,802	10,393
	Canadian Dollar	Sell	10/18/13	849,916	828,102	(21,814)
	Euro	Buy	9/18/13	2,289,099	2,279,352	9,747
	Japanese Yen	Sell	8/22/13	2,482,468	2,532,146	49,678
	Mexican Peso	Buy	10/18/13	375,530	373,920	1,610
	New Taiwan Dollar	Buy	8/22/13	483,433	492,969	(9,536)
	New Taiwan Dollar	Sell	8/22/13	483,433	487,497	4,064
	Norwegian Krone	Buy	9/18/13	670,615	697,813	(27,198)
	Philippine Peso	Buy	8/22/13	491,012	510,863	(19,851)
	Philippine Peso	Sell	8/22/13	491,012	504,609	13,597
	Polish Zloty	Buy	9/18/13	509,826	508,463	1,363
	Polish Zloty	Sell	9/18/13	509,826	503,980	(5,846)
	Russian Ruble	Buy	9/18/13	244,609	247,611	(3,002)
	Russian Ruble	Sell	9/18/13	244,609	244,295	(314)
	Singapore Dollar	Sell	8/22/13	1,868,541	1,867,416	(1,125)
	Swedish Krona	Buy	9/18/13	903,842	870,010	33,832
	Swedish Krona	Sell	9/18/13	903,842	901,710	(2,132)
	Swiss Franc	Sell	9/18/13	1,684,116	1,648,603	(35,513)
WestPac Banking Corp.
	Australian Dollar	Buy	10/18/13	453,558	480,599	(27,041)
	British Pound	Buy	9/18/13	9,125	9,197	(72)
	British Pound	Sell	9/18/13	9,125	9,118	(7)
	Canadian Dollar	Sell	10/18/13	852,248	833,080	(19,168)
	Euro	Buy	9/18/13	5,674,981	5,649,980	25,001
	Euro	Sell	9/18/13	5,674,981	5,584,722	(90,259)
	Japanese Yen	Sell	8/22/13	1,610,870	1,761,538	150,668

Total						$14,262

FUTURES CONTRACTS OUTSTANDING at 7/31/13 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro STOXX 50 Index (Short)	188	$6,892,915	Sep-13	$(129,430)
FTSE 100 Index (Short)	66	6,589,920	Sep-13	(227,587)
Japanese Government Bond 10 yr (Long)	1	1,466,857	Sep-13	4,489
Japanese Government Bond 10 yr Mini (Short)	9	1,319,988	Sep-13	(3,897)
NASDAQ 100 Index E-Mini (Short)	221	13,626,860	Sep-13	(743,444)
S&P 500 Index E-Mini (Long)	312	26,215,800	Sep-13	1,310,475
S&P Mid Cap 400 Index E-Mini (Long)	214	26,311,300	Sep-13	1,707,103
U.S. Treasury Bond 30 yr (Short)	15	$2,010,938	Sep-13	92,315
U.S. Treasury Note 10 yr (Long)	131	16,563,313	Sep-13	(419,468)
U.S. Treasury Note 10 yr (Short)	587	74,218,813	Sep-13	(785,131)

Total				$805,425

WRITTEN OPTIONS OUTSTANDING at 7/31/13 (premiums $282,748) (Unaudited)

	Expiration	Contract
	date/strike	amount	Value

Federal National Mortgage Association 30 yr TBA 3.5s (Call)	Aug-13/$101.94	10,000,000	$7,810
Federal National Mortgage Association 30 yr TBA 3.5s (Put)	Aug-13/99.94	10,000,000	20,310
SPDR S&P 500 ETF Trust (Call)	Aug-13/175.00	666,900	46,490
SPDR S&P 500 ETF Trust (Call)	Aug-13/176.00	666,900	26,916

Total			$101,526

TBA SALE COMMITMENTS OUTSTANDING at 7/31/13 (proceeds receivable $48,075,625) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 4s, September 1, 2043	$6,000,000	9/12/13	$6,206,250
Federal National Mortgage Association, 4s, August 1, 2043	26,000,000	8/12/13	27,001,406
Federal National Mortgage Association, 3 1/2s, August 1, 2043	9,000,000	8/12/13	9,071,015
Federal National Mortgage Association, 3s, August 1, 2043	6,000,000	8/12/13	5,816,719

Total			$48,095,390

	OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/13 (Unaudited)

				Upfront		Payments	Payments	Unrealized
	Swap counterparty/			premium	Termination	made by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

	Bank of America N.A.
		$3,707,400	(E)	$(42,331)	9/18/23	2.20%	3 month USD-LIBOR-BBA	$173,291
		15,554,900	(E)	24,332	9/18/23	3 month USD-LIBOR-BBA	2.20%	(880,342)
		1,867,000	(E)	(1,303)	9/18/18	3 month USD-LIBOR-BBA	1.15%	(46,634)
	Barclays Bank PLC
		563,000		9,684	6/19/23	3 month USD-LIBOR-BBA	2.00%	(28,129)
		703,000		(105)	6/19/15	0.40%	3 month USD-LIBOR-BBA	506
		38,085,000	(E)	(14,590)	9/18/18	3 month USD-LIBOR-BBA	1.15%	(939,294)
		26,025,000	(E)	52,571	9/18/15	3 month USD-LIBOR-BBA	0.45%	16,396
		259,256,000	(E)	62,466	9/18/15	0.45%	3 month USD-LIBOR-BBA	422,832
		2,097,000	(E)	34,706	9/18/23	3 month USD-LIBOR-BBA	2.20%	(87,255)
		1,108,000	(E)	3,373	9/18/43	3.15%	3 month USD-LIBOR-BBA	110,472
		5,041,000	(E)	(84,760)	9/18/23	2.20%	3 month USD-LIBOR-BBA	208,425
	GBP	1,086,000		—	8/15/31	3.6%	6 month GBP-LIBOR-BBA	(142,781)
	Citibank, N.A.
		$3,200,000	(E)	(34,198)	9/18/43	3 month USD-LIBOR-BBA	3.15%	(343,510)
		5,293,000	(E)	849	9/18/15	0.45%	3 month USD-LIBOR-BBA	8,207
		5,743,000	(E)	8,369	9/18/18	1.15%	3 month USD-LIBOR-BBA	147,809
		10,696,000	(E)	(27,303)	9/18/23	3 month USD-LIBOR-BBA	2.20%	(649,383)
	Credit Suisse International
		3,290,000		559	6/19/15	0.40%	3 month USD-LIBOR-BBA	3,421
		57,526,000	(E)	27,264	9/18/18	1.15%	3 month USD-LIBOR-BBA	1,423,994
		39,356,000	(E)	7,352	9/18/15	3 month USD-LIBOR-BBA	0.45%	(47,353)
		3,553,000	(E)	58,874	9/18/23	3 month USD-LIBOR-BBA	2.20%	(147,770)
		663,000	(E)	(4,919)	9/18/43	3 month USD-LIBOR-BBA	3.15%	(69,005)
		4,756,000	(E)	(8,236)	9/18/15	0.45%	3 month USD-LIBOR-BBA	(1,626)
	Deutsche Bank AG
		1,197,000	(E)	865	9/18/18	1.15%	3 month USD-LIBOR-BBA	29,928
		541,000	(E)	(53)	9/18/15	3 month USD-LIBOR-BBA	0.45%	(805)
		3,180,000	(E)	1,486	9/18/23	3 month USD-LIBOR-BBA	2.20%	(183,463)
		855,000	(E)	2,981	9/18/43	3.15%	3 month USD-LIBOR-BBA	85,625
	Goldman Sachs International
		11,658,000	(E)	(110,895)	9/18/18	1.15%	3 month USD-LIBOR-BBA	172,166
		8,954,000	(E)	43,104	9/18/43	3 month USD-LIBOR-BBA	3.15%	(822,390)
		4,759,000	(E)	(27,634)	9/18/23	2.20%	3 month USD-LIBOR-BBA	249,149
		159,000	(E)	(4,671)	9/18/43	3.15%	3 month USD-LIBOR-BBA	10,698
		40,056,000	(E)	3,655	9/18/15	3 month USD-LIBOR-BBA	0.45%	(52,022)
		157,000	(E)	3,586	9/18/23	3 month USD-LIBOR-BBA	2.20%	(5,545)
	GBP	1,086,000		—	9/23/31	6 month GBP-LIBOR-BBA	3.1175%	16,842
	JPMorgan Chase Bank N.A.
		$2,556,300	(E)	(14,305)	9/18/23	2.20%	3 month USD-LIBOR-BBA	134,370
		98,000	(E)	657	9/18/23	3 month USD-LIBOR-BBA	2.20%	(5,043)
		4,179,000	(E)	(1,009)	9/18/15	0.45%	3 month USD-LIBOR-BBA	4,800

	Total							$(1,233,419)
(E)	Extended effective date.

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/13 (Unaudited)

			Upfront		Payments	Payments	Unrealized
			premium	Termination	made by	received by	appreciation/
	Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	$413,100	(E)	$(24,540)	9/18/23	2.20%	3 month USD-LIBOR-BBA	$(514)
	3,519,900	(E)	211,848	9/18/23	3 month USD-LIBOR-BBA	2.20%	7,131
	1,073,000	(E)	1,500	9/18/15	3 month USD-LIBOR-BBA	0.45%	8
	12,356,000	(E)	(31,682)	9/18/15	0.45%	3 month USD-LIBOR-BBA	(14,507)
	2,121,000	(E)	40,112	9/18/23	3 month USD-LIBOR-BBA	2.20%	(83,245)
	7,794,000	(E)	(268,856)	9/18/23	2.20%	3 month USD-LIBOR-BBA	184,444
	4,123,000	(E)	(244,140)	9/18/23	2.20%	3 month USD-LIBOR-BBA	(4,346)
	18,441,000	(E)	51,372	9/18/15	3 month USD-LIBOR-BBA	0.45%	25,739
	5,997,200	(E)	111,445	9/18/23	3 month USD-LIBOR-BBA	2.20%	(237,352)
	36,789,000	(E)	1,044,462	9/18/18	3 month USD-LIBOR-BBA	1.15%	151,225
	22,004,000	(E)	(1,062,947)	9/18/23	2.20%	3 month USD-LIBOR-BBA	216,806
	20,696,000	(E)	(53,163)	9/18/15	0.45%	3 month USD-LIBOR-BBA	(24,394)
	7,408,000	(E)	(732,903)	9/18/43	3.15%	3 month USD-LIBOR-BBA	(16,846)
	218,700	(E)	(13,475)	9/18/23	2.20%	3 month USD-LIBOR-BBA	(755)
	2,698,700	(E)	(161,005)	9/18/23	2.20%	3 month USD-LIBOR-BBA	(4,048)
	1,352,000	(E)	(137,544)	9/18/43	3.15%	3 month USD-LIBOR-BBA	(6,860)
	4,564,000	(E)	113,829	9/18/18	3 month USD-LIBOR-BBA	1.15%	3,015
	311,000	(E)	(26,268)	9/18/43	3.15%	3 month USD-LIBOR-BBA	3,793
	4,432,000	(E)	96,798	9/18/18	3 month USD-LIBOR-BBA	1.15%	(10,811)
	10,667,700	(E)	(301,790)	9/18/23	2.20%	3 month USD-LIBOR-BBA	318,641
	6,358,700	(E)	328,741	9/18/23	3 month USD-LIBOR-BBA	2.20%	(41,081)
	9,508,000	(E)	14,208	9/18/15	3 month USD-LIBOR-BBA	0.45%	991

	Total						$467,034
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/13 (Unaudited)

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
	$1,102,326	$—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	$(2,693)
	643,584	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(1,572)
	3,100,450	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	30,494
	1,436,841	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(14,132)
	281,378	(1,583)	1/12/40	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(112)
	7,300,000	—	7/19/23	(2.585%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(35,398)
baskets	930,132	—	3/14/14	(3 month USD-LIBOR-BBA plus 0.10%)	A basket (MLTRFCF2) of common stocks	4,184,516
units	24,036	—	3/14/14	3 month USD-LIBOR-BBA minus 0.07%	Russell 1000 Total Return Index	(4,523,585)
Barclays Bank PLC
	$409,959	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,764
	6,731	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(16)
	1,133,923	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(6,238)
	435,420	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	637
	2,566,152	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(14,117)
	1,894,811	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	12,777
	1,653,365	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	11,406
	19,914,875	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(48,658)
	1,256,621	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(3,070)
	6,581,399	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(36,206)
	542,621	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	3,743
	647,207	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	4,633
	542,621	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	3,743
	640,996	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(1,566)
	580,993	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	832
	5,741,220	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(31,584)
	5,443,027	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	37,550
	1,596,243	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	11,426
	186,702	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(894)
	69,531	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	140
	381,246	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,097)
	334,254	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,306
	1,295,537	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(12,742)
	4,364,761	—	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic MBX Index 3.50% 30 year Fannie Mae pools	34,878
	711,242	—	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic MBX Index 3.50% 30 year Fannie Mae pools	5,683
	2,713,103	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	18,717
	6,496,939	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(35,741)
	3,787,053	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	27,107
	2,423,220	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(13,331)
	4,844,796	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	33,674
	4,924,483	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(12,032)
	4,231,847	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	29,414
	421,496	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,842
	903,890	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	6,283
	13,076,613	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	90,211
	3,193,322	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	22,030
	359,195	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,422
	1,165,268	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	7,857
	844,916	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	5,697
	1,693,230	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	16,653
	226,072	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(1,891)
	234,719	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,291)
	6,615,404	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(36,393)
	7,848,379	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(65,644)
	4,725,348	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	25,995
	5,605,964	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	46,888
	1,898,631	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	18,674
	291,836	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	2,870
	1,768,692	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	4,321
	1,017,954	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(6,656)
	509,048	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(3,328)
	509,048	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(3,328)
	1,436,841	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(14,132)
	1,021,485	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(6,679)
	2,652,866	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(17,345)
	1,021,485	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(6,679)
	335,906	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,848)
	2,072,622	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(5,064)
	1,177,616	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(17,529)
	746,957	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(11,119)
	448,194	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(4,408)
	1,152,032	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	2,313
	1,859,302	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	4,543
	2,039,439	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(13,334)
	1,180,508	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(6,494)
	7,340,000	—	7/19/23	(2.569%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(24,149)
	1,503,078	(16,910)	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(11,419)
	2,974,103	(51,581)	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(13,144)
Citibank, N.A.
	1,320,738	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	9,111
	645,718	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	4,455
	1,538,075	—	1/12/41	(3.50%) 1 month USD-LIBOR	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(1,845)
	1,540,875	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	3,765
	1,987,493	(39,750)	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(17,740)
baskets	249,535	—	6/9/14	3 month USD-LIBOR-BBA minus 0.95%	A basket (CGPUTS17) of common stocks	(1,821,657)
baskets	399	—	2/13/14	(3 month USD-LIBOR-BBA plus 0.10%)	A basket (CGPUTQL2) of common stocks	1,300,522
units	9,197	—	2/13/14	3 month USD-LIBOR-BBA minus 0.15%	Russell 1000 Total Return Index	(1,591,053)
Credit Suisse International
	$1,085,241	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	7,487
	94,234	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(230)
	643,584	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(1,572)
	1,109,558	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(10,913)
	1,436,841	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(14,132)
	2,072,622	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(5,064)
	448,194	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(4,408)
	2,837,881	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	6,934
	2,370,855	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	5,793
	2,471,302	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	6,038
	3,378,430	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	8,255
	2,494,602	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	6,095
	1,972,175	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	4,819
	1,884,672	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	4,605
	2,434,541	(26,247)	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(17,354)
	7,310,000	—	7/19/23	(2.57%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(24,766)
	1,677,691	(33,554)	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(14,144)
	1,788,404	(32,974)	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(11,397)
	2,311,863	(20,229)	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	7,947
	1,984,094	(13,641)	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	10,540
Deutsche Bank AG
	1,349,490	—	1/12/34	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	6,587
Goldman Sachs International
	503,858	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	1,012
	1,766,061	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	3,546
	1,362,560	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	2,736
	473,960	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	679
	4,663,754	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	6,680
	2,399,029	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	4,816
	94,751	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(232)
	1,433,604	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	9,890
	525,016	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(1,283)
	523,459	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(5,148)
	1,079,970	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,579
	1,079,970	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,579
	389,879	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(953)
	860,011	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(2,101)
	1,344,581	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(13,224)
	2,907,262	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(7,103)
	1,306,705	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(12,852)
	1,998,569	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(10,995)
	750,742	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(4,130)
	1,349,490	—	1/12/34	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(6,587)
	4,650,066	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(11,362)
	3,359,266	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(33,039)
	1,246,978	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(12,264)
	419,909	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(1,026)
	439,259	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	629
	863,582	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	1,237
	104,366	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	210
	610,378	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(6,003)
	1,725,382	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(8,258)
	907,801	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	1,300
	542,338	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	777
	1,815,602	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	2,601
	1,100,818	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(10,827)
	386,775	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	777
	3,693,233	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(9,024)
	198,823	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(486)
	2,737,699	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(15,061)
	252,413	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	507
	387,052	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	777
	128,418	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(706)
	342,402	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,884)
	892,630	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(2,181)
	375,578	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	754
	751,157	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	1,508
	508,835	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	1,022
	1,264,387	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(3,089)
	774,580	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(1,893)
	1,484,956	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(3,628)
	1,103,362	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(2,696)
	290,427	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	583
	1,935,535	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	3,886
	2,591,545	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	3,789
	2,520,490	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	6,158
	1,674,302	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	2,448
	1,465,005	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	14,409
	634,782	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,551
	1,538,075	—	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	1,845
	3,488,718	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(7,004)
	3,379,362	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	4,841
	1,299,595	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(3,175)
	1,288,253	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(12,670)
	2,659,252	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	6,497
	2,635,747	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(25,923)
	1,436,841	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(14,132)
	1,436,286	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(3,509)
	2,140,449	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(5,230)
	895,416	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(8,807)
	922,143	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(2,253)
	7,300,000	—	7/19/23	(2.58%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(31,843)
	1,865,126	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	18,344
	559,392	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	5,502
	3,746,563	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	9,154
	3,746,045	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	9,153
	2,349,253	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	23,105
JPMorgan Chase Bank N.A.
	1,328,590	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(3,246)
	1,936,021	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(19,041)
UBS AG
baskets	390,904	—	5/19/14	(3 month USD-LIBOR-BBA plus 0.90%)	A basket (UBSEMBSK) of common stocks	(787,242)
shares	314,065	—	7/18/14	3 month USD-LIBOR-BBA minus 0.45%	Vanguard Index Funds - MSCI Emerging Markets ETF	252,922
units	92,374	—	5/19/14	3 month USD-LIBOR-BBA plus 0.20%	MSCI Emerging Markets TR Net USD	3,473,910

Total						$275,662

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 7/31/13 (Unaudited)

			Upfront			Fixed payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Bank of America N.A.
	CMBX NA BBB Index	BBB-/P	$4,580	$67,000	5/11/63	300 bp	$(1,056)
	CMBX NA BBB Index	BBB-/P	8,798	146,000	5/11/63	300 bp	(3,483)
	CMBX NA BBB Index	BBB-/P	18,088	293,000	5/11/63	300 bp	(6,558)
	CMBX NA BBB Index	BBB-/P	17,271	303,000	5/11/63	300 bp	(8,216)
	Credit Suisse International
	CMBX NA BBB Index	BBB-/P	1,146	39,000	5/11/63	300 bp	(2,135)
	CMBX NA BBB Index	BBB-/P	15,156	124,000	5/11/63	300 bp	4,726
	CMBX NA BBB Index	BBB-/P	12,027	124,000	5/11/63	300 bp	1,597
	CMBX NA BBB Index	BBB-/P	2,468	129,000	5/11/63	300 bp	(8,383)
	CMBX NA BBB Index	BBB-/P	1,179	152,000	5/11/63	300 bp	(11,607)
	CMBX NA BBB Index	BBB-/P	15,760	198,000	5/11/63	300 bp	(895)
	CMBX NA BBB Index	BBB-/P	28,021	248,000	5/11/63	300 bp	7,160
	CMBX NA BBB Index	BBB-/P	24,055	248,000	5/11/63	300 bp	3,194
	CMBX NA BBB Index	BBB-/P	20,426	256,000	5/11/63	300 bp	(1,108)
	CMBX NA BBB Index	BBB-/P	19,821	256,000	5/11/63	300 bp	(1,713)
	CMBX NA BBB Index	BBB-/P	16,841	256,000	5/11/63	300 bp	(4,693)
	CMBX NA BBB Index	BBB-/P	7,820	257,000	5/11/63	300 bp	(13,798)
	CMBX NA BBB Index	BBB-/P	4,546	258,000	5/11/63	300 bp	(17,156)
	CMBX NA BBB Index	BBB-/P	4,148	270,000	5/11/63	300 bp	(18,563)
	CMBX NA BBB Index	BBB-/P	21,635	297,000	5/11/63	300 bp	(3,348)
	CMBX NA BBB Index	BBB-/P	3,529	304,000	5/11/63	300 bp	(22,042)
	CMBX NA BBB Index	BBB-/P	32,878	429,000	5/11/63	300 bp	(3,208)
	CMBX NA BBB Index	BBB-/P	26,345	642,000	5/11/63	300 bp	(27,658)
	NA IG Series 20 Index	BBB+/P	(307,529)	62,200,000	6/20/18	100 bp	538,805
	CMBX NA BBB Index	BBB-/P	27,203	246,000	5/11/63	300 bp	6,510

	Total						$406,372

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at July 31, 2013. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

Key to holding's currency abbreviations
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
Key to holding's abbreviations
bp	Basis Points
EMTN	Euro Medium Term Notes
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
PO	Principal Only
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2012 through July 31, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $841,519,341.
(CLN)	The value of the commodity linked notes, which are marked-to-market daily, may be based on a multiple of the performance of the index. The multiple (or leverage) will increase the volatility of the note's value relative to the change in the underlying index.
(b)	The aggregate identified cost on a tax basis is $908,379,548, resulting in gross unrealized appreciation and depreciation of $68,358,605 and $9,540,407, respectively, or net unrealized appreciation of $58,818,198.
(NON)	Non-income-producing security.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$92,324,710	$78,124,297	$170,449,007	$30,970	$—
	Putnam Short Term Investment Fund *	—	322,442,875	221,050,815	20,673	101,392,060
	Totals	$92,324,710	$400,567,172	$391,499,822	$51,643	$101,392,060
* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(FWC)	Forward commitment, in part or in entirety.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $448,054,488 to cover certain derivatives contracts.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio and to enhance the return on securities owned.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers. Forward premium swap options contracts include premiums that do not settle until the expiration date of the contract. The delayed settlement of the premiums are factored into the daily valuation of the option contracts.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure on currency.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
An OTC interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Upfront premiums are recorded as realizes gains and losses at the closing of the contract. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded as a receivable or payable for variation margin. Payments received or made are recorded as realized gains or losses. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty. There is minimal counterparty risk with respect to centrally cleared interest rate contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
In an OTC credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The OTC credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant OTC credit default contract.
For the fund's average notional amount on OTC credit default contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $4,337,697 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $3,824,654 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund for these agreements totaled $5,550,378.
TBA purchase commitments: The fund may enter into TBA commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.
Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.
TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.
Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks *:
Basic materials	$5,810,812	$—	$—
Capital goods	9,410,273	—	—
Communication services	7,436,533	—	—
Conglomerates	16,301,969	—	—
Consumer cyclicals	38,970,613	—	—
Consumer staples	29,733,145	—	—
Energy	21,001,005	—	—
Financials	37,253,422	—	—
Health care	30,225,720	—	—
Technology	44,864,104	—	—
Transportation	4,997,040	—	—
Utilities and power	6,690,194	—	—
Total common stocks	252,694,830	—	—
Commodity linked notes	—	14,074,810	—
Corporate bonds and notes	—	106,210,785	—
Foreign government and agency bonds and notes		5,120,112
Investment companies	699,147	—	—
Mortgage-backed securities	—	103,793,473	—
Purchased equity options outstanding	—	1,553,835	—
Senior loans	—	80,296,671	—
U.S. government and agency mortgage obligations	—	128,545,130	—
Short-term investments	120,252,060	153,956,893	—

Totals by level	$373,646,037	$593,551,709	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$14,262	$—
Futures contracts	805,425	—	—
Written options outstanding	—	(101,526)	—
TBA sale commitments	—	(48,095,390)	—
Interest rate swap contracts	—	307,192	—
Total return swap contracts	—	512,131	—
Credit default contracts	—	380,160	—

Totals by level	$805,425	$(46,983,171)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Credit contracts	$846,334	$466,174
Foreign exchange contracts	1,786,181	1,771,919
Equity contracts	13,783,283	9,897,404
Interest rate contracts	8,125,654	8,934,476

Total	$24,541,452	$21,069,973

The average volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows:
Purchased equity option contracts (number of contracts)	1,400,000
Written option contracts (number of contracts)	7,700,000
Futures contracts (number of contracts)	2,000
Forward currency contracts (contract amount)	$341,500,000
OTC interest rate swap contracts (notional)	$610,200,000
Centrally cleared interest rate swap contracts (notional)	$55,500,000
OTC total return swap contracts (notional)	$782,500,000
OTC credit default swap contracts (notional)	$69,800,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: September 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: September 27, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: September 27, 2013